UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: April 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 98.5% of Net Assets
Lodging – 1.9%
190,600	Extended Stay America, Inc.	$3,324,064

Real Estate – 0.7%
25,900	Alexander & Baldwin, Inc.	1,191,659

Real Estate Investment Trusts – 95.9%
	REITs—Apartments – 17.6%
58,600	American Campus Communities, Inc.	2,777,054
144,600	American Homes 4 Rent, Class A	3,333,030
51,500	AvalonBay Communities, Inc.	9,776,760
59,500	Camden Property Trust	4,898,635
152,100	Equity Residential	9,822,618

		30,608,097

	REITs—Diversified – 10.3%
89,500	American Assets Trust, Inc.	3,833,285
15,000	Digital Realty Trust, Inc.	1,722,600
105,400	DuPont Fabros Technology, Inc.	5,433,370
143,100	Forest City Realty Trust, Inc., Class A	3,234,060
18,100	Vornado Realty Trust	1,741,944
62,200	Washington Real Estate Investment Trust	1,969,874

		17,935,133

	REITs—Health Care – 9.6%
116,200	Ventas, Inc.	7,437,962
130,200	Welltower, Inc.	9,301,488

		16,739,450

	REITs—Hotels – 4.6%
19,100	Chatham Lodging Trust	369,776
306,200	Host Hotels & Resorts, Inc.	5,496,290
102,800	RLJ Lodging Trust	2,209,172

		8,075,238

	REITs—Manufactured Homes – 1.4%
29,000	Equity Lifestyle Properties, Inc.	2,346,390

	REITs—Office Property – 11.3%
71,000	Boston Properties, Inc.	8,988,600
61,000	Douglas Emmett, Inc.	2,297,870
157,800	Empire State Realty Trust, Inc., Class A	3,282,240
232,400	Piedmont Office Realty Trust, Inc., Class A	5,077,940

		19,646,650

	REITs—Regional Malls – 12.9%
27,600	Macerich Co. (The)	1,723,068
86,600	Pennsylvania Real Estate Investment Trust	1,199,410
95,400	Simon Property Group, Inc.	15,765,804
59,800	Taubman Centers, Inc.	3,740,490

		22,428,772

Shares	Description	Value (†)
Common Stocks – continued
Real Estate Investment Trusts – continued
	REITs - Shopping Centers – 7.4%
84,000	Acadia Realty Trust	$2,442,720
149,500	DDR Corp.	1,616,095
31,200	Federal Realty Investment Trust	4,083,768
231,900	Retail Properties of America, Inc., Class A	3,093,546
50,000	Tanger Factory Outlet Centers, Inc.	1,559,500

		12,795,629

	REITs – Single Tenant – 5.1%
92,788	Easterly Government Properties, Inc.	1,866,895
168,266	Gramercy Property Trust	4,676,112
93,500	STORE Capital Corp.	2,243,065

		8,786,072

	REITs – Storage – 6.7%
157,700	CubeSmart	3,996,118
36,800	Public Storage	7,705,184

		11,701,302

	REITs – Warehouse/Industrials – 9.0%
202,700	ProLogis, Inc.	11,028,907
187,500	Rexford Industrial Realty, Inc.	4,676,250

		15,705,157

	Total Real Estate Investment Trusts	166,767,890

	Total Common Stocks (Identified Cost $146,475,879)	171,283,613

Principal Amount
Short-Term Investments – 0.9%
$1,500,981	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2017 at 0.220% to be repurchased at $1,501,009 on 5/01/2017 collateralized by $1,530,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $1,534,348 including accrued interest(b) (Identified Cost $1,500,981)	1,500,981

Description	Value (†)
Total Investments – 99.4% (Identified Cost $147,976,860)(a)	$172,784,594
Other Assets Less Liabilities – 0.6%	1,111,036

Net Assets – 100.0%	$173,895,630

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2017, the net unrealized appreciation on investments based on a cost of $147,976,860 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,040,675
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,232,941)

Net unrealized appreciation	$24,807,734

At January 31, 2017, late-year ordinary and post-October capital loss deferrals were $173,152. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$171,283,613	$—	$—	$171,283,613
Short-Term Investments	—	1,500,981	—	1,500,981

Total	$171,283,613	$1,500,981	$—	$172,784,594

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

REITs – Apartments	17.6%
REITs – Regional Malls	12.9
REITs – Office Property	11.3
REITs – Diversified	10.3
REITs – Health Care	9.6
REITs – Warehouse/Industrials	9.0
REITs – Shopping Centers	7.4
REITs – Storage	6.7
REITs – Single Tenant	5.1
REITs – Hotels	4.6
Other Investments, less than 2% each	4.0
Short-Term Investments	0.9

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks – 48.7% of Net Assets
	Aerospace & Defense – 0.0%
49	Arconic, Inc.	$1,339

	Air Freight & Logistics – 0.0%
10	United Parcel Service, Inc., Class B	1,075

	Auto Components – 1.4%
14	BorgWarner, Inc.	592
409	Delphi Automotive PLC	32,884
11	Goodyear Tire & Rubber Co. (The)	398
668	Valeo S.A., Sponsored ADR	24,068

		57,942

	Automobiles – 1.3%
1,155	Byd Co. Ltd., ADR	13,580
215	Ford Motor Co.	2,466
326	Toyota Motor Corp., Sponsored ADR	35,254

		51,300

	Banks – 2.1%
480	Bank of America Corp.	11,203
153	Citigroup, Inc.	9,046
85	Citizens Financial Group, Inc.	3,120
174	Huntington Bancshares, Inc.	2,238
1,258	KBC Group NV, Sponsored ADR	45,238
180	KeyCorp	3,283
511	People’s United Financial, Inc.	8,927
64	Zions Bancorporation	2,562

		85,617

	Beverages – 0.5%
69	Brown-Forman Corp., Class B	3,265
175	Coca-Cola Co. (The)	7,551
4	Dr Pepper Snapple Group, Inc.	367
18	Molson Coors Brewing Co., Class B	1,726
23	Monster Beverage Corp.(b)	1,044
58	PepsiCo, Inc.	6,570

		20,523

	Biotechnology – 0.7%
16	AbbVie, Inc.	1,055
55	Alexion Pharmaceuticals, Inc.(b)	7,028
14	Amgen, Inc.	2,286
4	Biogen, Inc.(b)	1,085
225	Gilead Sciences, Inc.	15,424

		26,878

	Building Products – 1.3%
692	A.O. Smith Corp.	37,285
55	Fortune Brands Home & Security, Inc.	3,506

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – continued
287	Johnson Controls International PLC	$11,930

		52,721

	Capital Markets – 1.3%
8	Affiliated Managers Group, Inc.	1,325
11	Ameriprise Financial, Inc.	1,406
151	Bank of New York Mellon Corp. (The)	7,106
14	BlackRock, Inc.	5,384
25	Charles Schwab Corp. (The)	971
26	CME Group, Inc.	3,021
105	Franklin Resources, Inc.	4,527
40	Goldman Sachs Group, Inc. (The)	8,952
17	Intercontinental Exchange, Inc.	1,023
30	Invesco Ltd.	988
9	Moody’s Corp.	1,065
20	Nasdaq, Inc.	1,378
59	Northern Trust Corp.	5,310
8	S&P Global, Inc.	1,074
48	State Street Corp.	4,027
100	T. Rowe Price Group, Inc.	7,089

		54,646

	Chemicals – 3.4%
16	Air Products & Chemicals, Inc.	2,248
499	Chr. Hansen Holding AS, Sponsored ADR	16,981
66	Dow Chemical Co. (The)	4,145
56	E.I. du Pont de Nemours & Co.	4,466
310	Ecolab, Inc.	40,018
112	International Flavors & Fragrances, Inc.	15,522
263	Novozymes AS, Sponsored ADR	11,364
61	Praxair, Inc.	7,624
1,991	Symrise AG, Sponsored ADR	34,822

		137,190

	Commercial Services & Supplies – 0.0%
72	Pitney Bowes, Inc.	957
11	Stericycle, Inc.(b)	939

		1,896

	Communications Equipment – 0.3%
322	Cisco Systems, Inc.	10,970
13	Motorola Solutions, Inc.	1,118

		12,088

	Construction & Engineering – 0.0%
35	Fluor Corp.	1,796

	Consumer Finance – 0.1%
43	American Express Co.	3,408
36	Navient Corp.	547
69	Synchrony Financial	1,918

		5,873

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.2%
14	Avery Dennison Corp.	$1,165
42	Ball Corp.	3,230
57	International Paper Co.	3,076

		7,471

	Distributors – 0.0%
10	Genuine Parts Co.	920

	Diversified Consumer Services – 0.0%
17	H&R Block, Inc.	421

	Diversified Telecommunication Services – 1.2%
444	AT&T, Inc.	17,596
1,220	Deutsche Telekom AG, Sponsored ADR	21,408
189	Verizon Communications, Inc.	8,677

		47,681

	Electric Utilities – 1.1%
24	Eversource Energy	1,426
335	NextEra Energy, Inc.	44,742

		46,168

	Electrical Equipment – 1.9%
92	Acuity Brands, Inc.	16,201
485	Eaton Corp. PLC	36,685
854	Vestas Wind Systems AS, Sponsored ADR	24,476

		77,362

	Electronic Equipment, Instruments & Components – 0.0%
17	TE Connectivity Ltd.	1,315

	Food & Staples Retailing – 0.4%
67	CVS Health Corp.	5,523
87	Sysco Corp.	4,600
136	United Natural Foods, Inc.(b)	5,648

		15,771

	Food Products – 0.7%
72	Archer-Daniels-Midland Co.	3,294
14	Campbell Soup Co.	806
60	Conagra Brands, Inc.	2,327
28	General Mills, Inc.	1,610
18	Hormel Foods Corp.	631
14	J.M. Smucker Co. (The)	1,774
38	Kellogg Co.	2,698
60	Kraft Heinz Co. (The)	5,423
29	Mead Johnson Nutrition Co.	2,573
142	Mondelez International, Inc., Class A	6,394
14	Tyson Foods, Inc., Class A	900

		28,430

	Health Care Equipment & Supplies – 3.4%
79	Abbott Laboratories	3,448
72	Baxter International, Inc.	4,009
1,487	Coloplast AS, Sponsored ADR	12,684

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
10	Cooper Cos., Inc. (The)	$2,003
593	Danaher Corp.	49,415
742	Essilor International S.A., Sponsored ADR	48,156
10	Hologic, Inc.(b)	451
240	Medtronic PLC	19,942

		140,108

	Health Care Providers & Services – 0.6%
8	Aetna, Inc.	1,080
4	AmerisourceBergen Corp.	328
25	Anthem, Inc.	4,447
5	Cardinal Health, Inc.	363
8	Centene Corp.(b)	595
21	Cigna Corp.	3,284
28	DaVita, Inc.(b)	1,932
40	Express Scripts Holding Co.(b)	2,454
23	HCA Holdings, Inc.(b)	1,937
5	Humana, Inc.	1,110
2	Laboratory Corp. of America Holdings(b)	280
13	McKesson Corp.	1,798
11	Quest Diagnostics, Inc.	1,161
15	UnitedHealth Group, Inc.	2,623
9	Universal Health Services, Inc., Class B	1,087

		24,479

	Home Construction – 0.4%
319	Geberit AG, ADR	14,326

	Hotels, Restaurants & Leisure – 0.3%
10	Carnival Corp.	618
63	McDonald’s Corp.	8,816
23	Starbucks Corp.	1,381
7	Wyndham Worldwide Corp.	667

		11,482

	Household Durables – 0.7%
8	Lennar Corp., Class A	404
1,632	Sekisui House Ltd., Sponsored ADR	27,238

		27,642

	Household Products – 0.4%
8	Church & Dwight Co., Inc.	396
12	Clorox Co. (The)	1,604
59	Colgate-Palmolive Co.	4,251
126	Procter & Gamble Co. (The)	11,004

		17,255

	Independent Power & Renewable Electricity Producers – 0.2%
104	Ormat Technologies, Inc.	6,142
85	Pattern Energy Group, Inc.	1,872

		8,014

	Industrial Conglomerates – 2.1%
69	3M Co.	13,512

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
312	General Electric Co.	$9,045
288	Roper Technologies, Inc.	62,986

		85,543

	Insurance – 3.5%
27	Aflac, Inc.	2,022
1,491	AIA Group Ltd., Sponsored ADR	41,509
817	Allianz SE, Sponsored ADR	15,530
68	Hartford Financial Services Group, Inc. (The)	3,289
1,471	Legal & General Group PLC, Sponsored ADR	23,904
122	MetLife, Inc.	6,321
63	Prudential Financial, Inc.	6,743
731	Prudential PLC, Sponsored ADR	32,449
89	Torchmark Corp.	6,827
62	Unum Group	2,872

		141,466

	Internet & Direct Marketing Retail – 1.3%
54	Amazon.com, Inc.(b)	49,950
7	Netflix, Inc.(b)	1,065
1	Priceline Group, Inc. (The)(b)	1,847
8	TripAdvisor, Inc.(b)	360

		53,222

	Internet Software & Services – 3.6%
84	Alphabet, Inc., Class A(b)	77,660
2	Alphabet, Inc., Class C(b)	1,812
22	eBay, Inc.(b)	735
231	Facebook, Inc., Class A(b)	34,708
952	Tencent Holdings Ltd., ADR	29,845
54	Yahoo!, Inc.(b)	2,603

		147,363

	IT Services – 2.9%
8	Accenture PLC, Class A	971
32	Cognizant Technology Solutions Corp., Class A(b)	1,927
19	CSRA, Inc.	553
47	International Business Machines Corp.	7,534
300	MasterCard, Inc., Class A	34,896
24	PayPal Holdings, Inc.(b)	1,145
769	Visa, Inc., Class A	70,148
55	Western Union Co. (The)	1,092

		118,266

	Leisure Products – 0.0%
10	Hasbro, Inc.	991

	Life Sciences Tools & Services – 1.9%
20	Agilent Technologies, Inc.	1,101
41	Illumina, Inc.(b)	7,580
428	Thermo Fisher Scientific, Inc.	70,761

		79,442

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.5%
59	Caterpillar, Inc.	$6,033
58	Deere & Co.	6,473
23	Flowserve Corp.	1,170
17	Parker Hannifin Corp.	2,734
50	Xylem, Inc.	2,571

		18,981

	Media – 0.4%
17	CBS Corp., Class A	1,143
16	Interpublic Group of Cos., Inc. (The)	377
58	News Corp., Class A	738
5	Omnicom Group, Inc.	411
26	TEGNA, Inc.	663
108	Twenty-First Century Fox, Inc., Class A	3,298
33	Twenty-First Century Fox, Inc., Class B	985
89	Walt Disney Co. (The)	10,288

		17,903

	Multiline Retail – 0.0%
16	Kohl’s Corp.	624
7	Target Corp.	391

		1,015

	Personal Products – 0.7%
11	Estee Lauder Cos., Inc. (The), Class A	959
531	Unilever NV	27,739

		28,698

	Pharmaceuticals – 2.1%
23	Allergan PLC	5,609
71	Bristol-Myers Squibb Co.	3,980
53	Eli Lilly & Co.	4,349
92	Johnson & Johnson	11,359
112	Merck & Co., Inc.	6,981
66	Mylan NV(b)	2,465
1,054	Novo Nordisk AS, Sponsored ADR	40,769
294	Pfizer, Inc.	9,972
19	Zoetis, Inc.	1,066

		86,550

	Professional Services – 0.0%
17	Verisk Analytics, Inc.(b)	1,408

	Real Estate Management & Development – 0.1%
58	CBRE Group, Inc., Class A(b)	2,077

	REITs - Apartments – 0.1%
6	AvalonBay Communities, Inc.	1,139
44	Equity Residential	2,841
4	Mid-America Apartment Communities, Inc.	397

		4,377

	REITs - Diversified – 0.4%
101	Crown Castle International Corp.	9,555

Shares	Description	Value (†)
Common Stocks – continued
	REITs – Diversified – continued
9	Digital Realty Trust, Inc.	$1,033
20	Vornado Realty Trust	1,925
92	Weyerhaeuser Co.	3,116

		15,629

	REITs – Health Care – 0.1%
41	HCP, Inc.	1,286
33	Ventas, Inc.	2,112

		3,398

	REITs – Office Property – 0.0%
15	Boston Properties, Inc.	1,899

	REITs – Regional Malls – 0.1%
13	Simon Property Group, Inc.	2,148

	REITs – Specialty & Other – 0.1%
3	Equinix, Inc.	1,253
29	Iron Mountain, Inc.	1,008

		2,261

	REITs – Storage – 0.1%
16	Public Storage	3,350

	Road & Rail – 0.4%
52	CSX Corp.	2,644
28	Kansas City Southern	2,522
43	Norfolk Southern Corp.	5,052
55	Union Pacific Corp.	6,158

		16,376

	Semiconductors & Semiconductor Equipment – 0.7%
102	ASML Holding NV, (Registered)	13,449
27	First Solar, Inc.(b)	798
205	Intel Corp.	7,411
43	Micron Technology, Inc.(b)	1,190
10	NVIDIA Corp.	1,043
21	QUALCOMM, Inc.	1,128
13	Texas Instruments, Inc.	1,029
7	Xilinx, Inc.	442

		26,490

	Software – 2.1%
223	Ellie Mae, Inc.(b)	22,692
835	Microsoft Corp.	57,164
136	Oracle Corp.	6,115
10	Symantec Corp.	316

		86,287

	Specialty Retail – 0.2%
9	Best Buy Co., Inc.	466
22	Home Depot, Inc. (The)	3,434
14	Lowe’s Cos., Inc.	1,188
42	Staples, Inc.	411

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
8	Tiffany & Co.	$733

		6,232

	Technology Hardware, Storage & Peripherals – 0.2%
40	Apple, Inc.	5,746
25	NetApp, Inc.	996
24	Western Digital Corp.	2,138
131	Xerox Corp.	942

		9,822

	Textiles, Apparel & Luxury Goods – 0.6%
2,563	Cie Financiere Richemont S.A., Sponsored ADR	21,273
40	Hanesbrands, Inc.	873
56	NIKE, Inc., Class B	3,103
7	PVH Corp.	707
8	VF Corp.	437

		26,393

	Trading Companies & Distributors – 0.1%
45	Fastenal Co.	2,011
13	W.W. Grainger, Inc.	2,505

		4,516

	Water Utilities – 0.5%
276	American Water Works Co., Inc.	22,014

	Total Common Stocks (Identified Cost $1,913,566)	1,993,846

Affiliated Mutual Funds – 48.2%
34,491	Loomis Sayles Inflation Protected Securities Fund, Class N	362,151
42,254	Loomis Sayles Limited Term Government and Agency Fund, Class N	481,272
112,448	Mirova Global Green Bond Fund, Class N(b)	1,126,731

	Total Mutual Funds (Identified Cost $1,967,537)	1,970,154

Description	Value (†)
Total Investments – 96.9% (Identified Cost $3,881,103)(a)	$3,964,000
Other assets less liabilities – 3.1%	128,049

Net Assets – 100.0%	$4,092,049

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2017, the net unrealized appreciation on investments based on a cost of $3,881,103 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$104,484
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,587)

Net unrealized appreciation	$82,897

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund for the period ended April 30, 2017, is as follows:

Fund	Beginning Value	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(1)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$361,797	$—	$—	$354	$362,151	$1,599
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	482,247	972	(3)	—	481,272	1,529
Mirova Global Green Bond Fund, Class N	—	1,124,468	—	—	2,263	1,126,731	—

Total	$—	$1,968,512	$972	$(3)	$2,617	$1,970,154	$3,128

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,993,846	$—	$—	$1,993,846
Affiliated Mutual Funds	1,970,154	—	—	1,970,154

Total	$3,964,000	$—	$—	$3,964,000

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

Affiliated Mutual Funds	48.2%
Internet Software & Services	3.6
Insurance	3.5
Health Care Equipment & Supplies	3.4
Chemicals	3.4
IT Services	2.9
Pharmaceuticals	2.1
Software	2.1
Banks	2.1
Industrial Conglomerates	2.1
Other Investments, less than 2% each	23.5

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks – 55.5% of Net Assets
	Aerospace & Defense – 0.0%
54	Arconic, Inc.	$1,476

	Air Freight & Logistics – 0.0%
12	United Parcel Service, Inc., Class B	1,290

	Auto Components – 1.6%
16	BorgWarner, Inc.	677
471	Delphi Automotive PLC	37,868
12	Goodyear Tire & Rubber Co. (The)	435
769	Valeo S.A., Sponsored ADR	27,707

		66,687

	Automobiles – 1.4%
1,330	Byd Co. Ltd., ADR	15,638
236	Ford Motor Co.	2,707
375	Toyota Motor Corp., Sponsored ADR	40,553

		58,898

	Banks – 2.4%
528	Bank of America Corp.	12,324
168	Citigroup, Inc.	9,932
101	Citizens Financial Group, Inc.	3,708
206	Huntington Bancshares, Inc.	2,649
1,449	KBC Group NV, Sponsored ADR	52,106
213	KeyCorp	3,885
580	People’s United Financial, Inc.	10,133
75	Zions Bancorporation	3,002

		97,739

	Beverages – 0.6%
79	Brown-Forman Corp., Class B	3,739
193	Coca-Cola Co. (The)	8,328
5	Dr Pepper Snapple Group, Inc.	458
19	Molson Coors Brewing Co., Class B	1,822
27	Monster Beverage Corp.(b)	1,225
64	PepsiCo, Inc.	7,250

		22,822

	Biotechnology – 0.8%
19	AbbVie, Inc.	1,253
64	Alexion Pharmaceuticals, Inc.(b)	8,178
21	Amgen, Inc.	3,430
5	Biogen, Inc.(b)	1,356
260	Gilead Sciences, Inc.	17,823

		32,040

	Building Products – 1.5%
796	A.O. Smith Corp.	42,888
64	Fortune Brands Home & Security, Inc.	4,079

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – continued
315	Johnson Controls International PLC	$13,095

		60,062

	Capital Markets – 1.5%
9	Affiliated Managers Group, Inc.	1,490
12	Ameriprise Financial, Inc.	1,534
169	Bank of New York Mellon Corp. (The)	7,953
15	BlackRock, Inc.	5,769
30	Charles Schwab Corp. (The)	1,165
29	CME Group, Inc.	3,370
117	Franklin Resources, Inc.	5,044
44	Goldman Sachs Group, Inc. (The)	9,847
20	Intercontinental Exchange, Inc.	1,204
37	Invesco Ltd.	1,219
10	Moody’s Corp.	1,183
21	Nasdaq, Inc.	1,446
65	Northern Trust Corp.	5,850
9	S&P Global, Inc.	1,208
54	State Street Corp.	4,531
110	T. Rowe Price Group, Inc.	7,798

		60,611

	Chemicals – 3.8%
17	Air Products & Chemicals, Inc.	2,388
574	Chr. Hansen Holding AS, Sponsored ADR	19,533
72	Dow Chemical Co. (The)	4,522
63	E.I. du Pont de Nemours & Co.	5,024
357	Ecolab, Inc.	46,085
129	International Flavors & Fragrances, Inc.	17,878
302	Novozymes AS, Sponsored ADR	13,049
67	Praxair, Inc.	8,374
2,293	Symrise AG, Sponsored ADR	40,105

		156,958

	Commercial Services & Supplies – 0.1%
80	Pitney Bowes, Inc.	1,063
12	Stericycle, Inc.(b)	1,024

		2,087

	Communications Equipment – 0.3%
366	Cisco Systems, Inc.	12,470
15	Motorola Solutions, Inc.	1,289

		13,759

	Construction & Engineering – 0.1%
38	Fluor Corp.	1,950

	Consumer Finance – 0.2%
48	American Express Co.	3,804
40	Navient Corp.	608
75	Synchrony Financial	2,085

		6,497

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.2%
15	Avery Dennison Corp.	$1,248
47	Ball Corp.	3,614
62	International Paper Co.	3,346

		8,208

	Distributors – 0.0%
11	Genuine Parts Co.	1,012

	Diversified Consumer Services – 0.0%
18	H&R Block, Inc.	446

	Diversified Telecommunication Services – 1.3%
495	AT&T, Inc.	19,617
1,405	Deutsche Telekom AG, Sponsored ADR	24,655
211	Verizon Communications, Inc.	9,687

		53,959

	Electric Utilities – 1.3%
28	Eversource Energy	1,663
386	NextEra Energy, Inc.	51,554

		53,217

	Electrical Equipment – 2.2%
106	Acuity Brands, Inc.	18,667
557	Eaton Corp. PLC	42,131
983	Vestas Wind Systems AS, Sponsored ADR	28,173

		88,971

	Electronic Equipment, Instruments & Components – 0.0%
20	TE Connectivity Ltd.	1,547

	Food & Staples Retailing – 0.4%
76	CVS Health Corp.	6,266
99	Sysco Corp.	5,234
157	United Natural Foods, Inc.(b)	6,520

		18,020

	Food Products – 0.8%
79	Archer-Daniels-Midland Co.	3,614
15	Campbell Soup Co.	863
66	Conagra Brands, Inc.	2,559
31	General Mills, Inc.	1,783
20	Hormel Foods Corp.	702
15	J.M. Smucker Co. (The)	1,901
43	Kellogg Co.	3,053
68	Kraft Heinz Co. (The)	6,146
33	Mead Johnson Nutrition Co.	2,928
158	Mondelez International, Inc., Class A	7,115
15	Tyson Foods, Inc., Class A	964

		31,628

	Health Care Equipment & Supplies – 3.9%
90	Abbott Laboratories	3,927
79	Baxter International, Inc.	4,399
1,713	Coloplast AS, Sponsored ADR	14,612

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
11	Cooper Cos., Inc. (The)	$2,204
681	Danaher Corp.	56,748
854	Essilor International S.A., Sponsored ADR	55,424
11	Hologic, Inc.(b)	497
276	Medtronic PLC	22,933

		160,744

	Health Care Providers & Services – 0.7%
9	Aetna, Inc.	1,216
5	AmerisourceBergen Corp.	410
28	Anthem, Inc.	4,981
5	Cardinal Health, Inc.	363
8	Centene Corp.(b)	595
24	Cigna Corp.	3,753
30	DaVita, Inc.(b)	2,070
45	Express Scripts Holding Co.(b)	2,760
26	HCA Holdings, Inc.(b)	2,190
6	Humana, Inc.	1,332
8	Laboratory Corp. of America Holdings(b)	1,121
14	McKesson Corp.	1,936
12	Quest Diagnostics, Inc.	1,266
17	UnitedHealth Group, Inc.	2,973
3	Universal Health Services, Inc., Class B	362

		27,328

	Home Construction – 0.4%
368	Geberit AG, ADR	16,527

	Hotels, Restaurants & Leisure – 0.3%
11	Carnival Corp.	679
70	McDonald’s Corp.	9,795
27	Starbucks Corp.	1,622
8	Wyndham Worldwide Corp.	763

		12,859

	Household Durables – 0.8%
9	Lennar Corp., Class A	455
1,880	Sekisui House Ltd., Sponsored ADR	31,377

		31,832

	Household Products – 0.5%
9	Church & Dwight Co., Inc.	446
14	Clorox Co. (The)	1,872
65	Colgate-Palmolive Co.	4,682
142	Procter & Gamble Co. (The)	12,401

		19,401

	Independent Power & Renewable Electricity Producers – 0.2%
122	Ormat Technologies, Inc.	7,205
101	Pattern Energy Group, Inc.	2,224

		9,429

	Industrial Conglomerates – 2.4%
76	3M Co.	14,883

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
343	General Electric Co.	$9,943
331	Roper Technologies, Inc.	72,390

		97,216

	Insurance – 3.9%
32	Aflac, Inc.	2,396
1,717	AIA Group Ltd., Sponsored ADR	47,801
941	Allianz SE, Sponsored ADR	17,888
76	Hartford Financial Services Group, Inc. (The)	3,675
1,694	Legal & General Group PLC, Sponsored ADR	27,528
137	MetLife, Inc.	7,098
70	Prudential Financial, Inc.	7,492
842	Prudential PLC, Sponsored ADR	37,376
98	Torchmark Corp.	7,518
68	Unum Group	3,150

		161,922

	Internet & Direct Marketing Retail – 1.5%
62	Amazon.com, Inc.(b)	57,349
8	Netflix, Inc.(b)	1,218
1	Priceline Group, Inc. (The)(b)	1,847
8	TripAdvisor, Inc.(b)	360

		60,774

	Internet Software & Services – 4.1%
96	Alphabet, Inc., Class A(b)	88,754
2	Alphabet, Inc., Class C(b)	1,812
24	eBay, Inc.(b)	802
267	Facebook, Inc., Class A(b)	40,116
1,097	Tencent Holdings Ltd., ADR	34,391
61	Yahoo!, Inc.(b)	2,941

		168,816

	IT Services – 3.3%
9	Accenture PLC, Class A	1,092
36	Cognizant Technology Solutions Corp., Class A(b)	2,168
20	CSRA, Inc.	582
53	International Business Machines Corp.	8,495
346	MasterCard, Inc., Class A	40,247
28	PayPal Holdings, Inc.(b)	1,336
886	Visa, Inc., Class A	80,821
61	Western Union Co. (The)	1,211

		135,952

	Leisure Products – 0.0%
12	Hasbro, Inc.	1,189

	Life Sciences Tools & Services – 2.2%
24	Agilent Technologies, Inc.	1,321
47	Illumina, Inc.(b)	8,689
494	Thermo Fisher Scientific, Inc.	81,673

		91,683

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.5%
65	Caterpillar, Inc.	$6,647
66	Deere & Co.	7,366
27	Flowserve Corp.	1,374
19	Parker Hannifin Corp.	3,055
59	Xylem, Inc.	3,033

		21,475

	Media – 0.5%
20	CBS Corp., Class A	1,345
18	Interpublic Group of Cos., Inc. (The)	424
64	News Corp., Class A	814
5	Omnicom Group, Inc.	411
28	TEGNA, Inc.	714
123	Twenty-First Century Fox, Inc., Class A	3,756
40	Twenty-First Century Fox, Inc., Class B	1,194
101	Walt Disney Co. (The)	11,676

		20,334

	Multiline Retail – 0.0%
17	Kohl’s Corp.	663
8	Target Corp.	447

		1,110

	Personal Products – 0.8%
13	Estee Lauder Cos., Inc. (The), Class A	1,133
612	Unilever NV	31,971

		33,104

	Pharmaceuticals – 2.4%
26	Allergan PLC	6,340
81	Bristol-Myers Squibb Co.	4,540
61	Eli Lilly & Co.	5,006
102	Johnson & Johnson	12,594
128	Merck & Co., Inc.	7,978
73	Mylan NV(b)	2,727
1,214	Novo Nordisk AS, Sponsored ADR	46,957
335	Pfizer, Inc.	11,363
23	Zoetis, Inc.	1,291

		98,796

	Professional Services – 0.0%
20	Verisk Analytics, Inc.(b)	1,656

	Real Estate Management & Development – 0.1%
66	CBRE Group, Inc., Class A(b)	2,363

	REITs—Apartments – 0.1%
7	AvalonBay Communities, Inc.	1,329
50	Equity Residential	3,229
4	Mid-America Apartment Communities, Inc.	397

		4,955

	REITs—Diversified – 0.4%
112	Crown Castle International Corp.	10,595

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Diversified – continued
10	Digital Realty Trust, Inc.	$1,149
22	Vornado Realty Trust	2,117
103	Weyerhaeuser Co.	3,489

		17,350

	REITs—Health Care – 0.1%
45	HCP, Inc.	1,411
36	Ventas, Inc.	2,304

		3,715

	REITs—Office Property – 0.1%
17	Boston Properties, Inc.	2,152

	REITs—Regional Malls – 0.1%
15	Simon Property Group, Inc.	2,479

	REITs—Specialty & Other – 0.1%
3	Equinix, Inc.	1,253
32	Iron Mountain, Inc.	1,112

		2,365

	REITs—Storage – 0.1%
18	Public Storage	3,769

	Road & Rail – 0.5%
58	CSX Corp.	2,949
31	Kansas City Southern	2,792
48	Norfolk Southern Corp.	5,640
63	Union Pacific Corp.	7,053

		18,434

	Semiconductors & Semiconductor Equipment – 0.7%
118	ASML Holding NV, (Registered)	15,558
32	First Solar, Inc.(b)	946
233	Intel Corp.	8,423
48	Micron Technology, Inc.(b)	1,328
12	NVIDIA Corp.	1,252
25	QUALCOMM, Inc.	1,343
15	Texas Instruments, Inc.	1,188
7	Xilinx, Inc.	442

		30,480

	Software – 2.4%
257	Ellie Mae, Inc.(b)	26,152
963	Microsoft Corp.	65,927
153	Oracle Corp.	6,879
11	Symantec Corp.	348

		99,306

	Specialty Retail – 0.2%
9	Best Buy Co., Inc.	466
26	Home Depot, Inc. (The)	4,059
16	Lowe’s Cos., Inc.	1,358
46	Staples, Inc.	449

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
9	Tiffany & Co.	$825

		7,157

	Technology Hardware, Storage & Peripherals – 0.3%
47	Apple, Inc.	6,752
30	NetApp, Inc.	1,195
27	Western Digital Corp.	2,405
158	Xerox Corp.	1,136

		11,488

	Textiles, Apparel & Luxury Goods – 0.7%
2,951	Cie Financiere Richemont S.A., Sponsored ADR	24,493
44	Hanesbrands, Inc.	960
64	NIKE, Inc., Class B	3,546
8	PVH Corp.	808
9	VF Corp.	492

		30,299

	Trading Companies & Distributors – 0.1%
53	Fastenal Co.	2,368
15	W.W. Grainger, Inc.	2,891

		5,259

	Water Utilities – 0.6%
319	American Water Works Co., Inc.	25,443

	Total Common Stocks (Identified Cost $2,186,571)	2,279,045

Affiliated Mutual Funds – 41.2%
22,998	Loomis Sayles Inflation Protected Securities Fund, Class N	241,480
38,733	Loomis Sayles Limited Term Government and Agency Fund, Class N	441,171
100,403	Mirova Global Green Bond Fund, Class N(b)	1,006,033

	Total Mutual Funds (Identified Cost $1,686,428)	1,688,684

	Description	Value (†)
	Total Investments – 96.7% (Identified Cost $3,872,999)(a)	$3,967,729
	Other assets less liabilities – 3.3%	136,593

	Net Assets – 100.0%	$4,104,322

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

	At April 30, 2017, the net unrealized appreciation on investments based on a cost of $3,872,999 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$119,209
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(24,479)

Net unrealized appreciation	$94,730

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund for the period ended April 30, 2017, is as follows:

Fund	Beginning Value	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(1)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$241,245	$—	$—	$235	$241,480	$1,066
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	442,007	834	(3)	1	441,171	1,402
Mirova Global Green Bond Fund, Class N	—	1,004,013	—	—	2,020	1,006,033	—

Total	$—	$1,687,265	$834	$(3)	$2,256	$1,688,684	$2,468

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical assets or liabilities;

•Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,279,045	$—	$—	$2,279,045
Affiliated Mutual Funds	1,688,684	—	—	1,688,684

Total	$3,967,729	$—	$—	$3,967,729

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

Affiliated Mutual Funds	41.2%
Internet Software & Services	4.1
Insurance	3.9
Health Care Equipment & Supplies	3.9
Chemicals	3.8
IT Services	3.3
Software	2.4
Pharmaceuticals	2.4
Banks	2.4
Industrial Conglomerates	2.4
Life Sciences Tools & Services	2.2
Electrical Equipment	2.2
Other Investments, less than 2% each	22.5

Total Investments	96.7
Other assets less liabilities	3.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks – 62.3% of Net Assets
	Aerospace & Defense – 0.0%
46	Arconic, Inc.	$1,257

	Air Freight & Logistics – 0.0%
11	United Parcel Service, Inc., Class B	1,182

	Auto Components – 1.8%
13	BorgWarner, Inc.	550
391	Delphi Automotive PLC	31,436
10	Goodyear Tire & Rubber Co. (The)	362
637	Valeo S.A., Sponsored ADR	22,951

		55,299

	Automobiles – 1.6%
1,102	Byd Co. Ltd., ADR	12,957
201	Ford Motor Co.	2,305
311	Toyota Motor Corp., Sponsored ADR	33,632

		48,894

	Banks – 2.7%
450	Bank of America Corp.	10,503
143	Citigroup, Inc.	8,454
91	Citizens Financial Group, Inc.	3,341
187	Huntington Bancshares, Inc.	2,405
1,201	KBC Group NV, Sponsored ADR	43,188
194	KeyCorp	3,538
509	People’s United Financial, Inc.	8,892
68	Zions Bancorporation	2,722

		83,043

	Beverages – 0.6%
71	Brown-Forman Corp., Class B	3,360
164	Coca-Cola Co. (The)	7,077
4	Dr Pepper Snapple Group, Inc.	367
17	Molson Coors Brewing Co., Class B	1,630
24	Monster Beverage Corp.(b)	1,089
55	PepsiCo, Inc.	6,230

		19,753

	Biotechnology – 0.9%
17	AbbVie, Inc.	1,121
53	Alexion Pharmaceuticals, Inc.(b)	6,772
19	Amgen, Inc.	3,103
4	Biogen, Inc.(b)	1,085
216	Gilead Sciences, Inc.	14,807

		26,888

	Building Products – 1.6%
660	A.O. Smith Corp.	35,561
58	Fortune Brands Home & Security, Inc.	3,697

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – continued
269	Johnson Controls International PLC	$11,182

		50,440

	Capital Markets – 1.7%
8	Affiliated Managers Group, Inc.	1,325
11	Ameriprise Financial, Inc.	1,406
146	Bank of New York Mellon Corp. (The)	6,871
13	BlackRock, Inc.	4,999
27	Charles Schwab Corp. (The)	1,049
26	CME Group, Inc.	3,021
102	Franklin Resources, Inc.	4,397
37	Goldman Sachs Group, Inc. (The)	8,280
18	Intercontinental Exchange, Inc.	1,084
33	Invesco Ltd.	1,087
10	Moody’s Corp.	1,183
18	Nasdaq, Inc.	1,240
57	Northern Trust Corp.	5,130
9	S&P Global, Inc.	1,208
47	State Street Corp.	3,943
93	T. Rowe Price Group, Inc.	6,593

		52,816

	Chemicals – 4.3%
15	Air Products & Chemicals, Inc.	2,108
476	Chr. Hansen Holding AS, Sponsored ADR	16,198
62	Dow Chemical Co. (The)	3,894
54	E.I. du Pont de Nemours & Co.	4,306
300	Ecolab, Inc.	38,727
108	International Flavors & Fragrances, Inc.	14,968
251	Novozymes AS, Sponsored ADR	10,846
57	Praxair, Inc.	7,124
1,901	Symrise AG, Sponsored ADR	33,248

		131,419

	Commercial Services & Supplies – 0.1%
68	Pitney Bowes, Inc.	904
10	Stericycle, Inc.(b)	853

		1,757

	Communications Equipment – 0.4%
322	Cisco Systems, Inc.	10,970
14	Motorola Solutions, Inc.	1,204

		12,174

	Construction & Engineering – 0.1%
33	Fluor Corp.	1,694

	Consumer Finance – 0.2%
40	American Express Co.	3,170
34	Navient Corp.	517
64	Synchrony Financial	1,779

		5,466

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.2%
13	Avery Dennison Corp.	$1,082
42	Ball Corp.	3,229
53	International Paper Co.	2,860

		7,171

	Distributors – 0.0%
10	Genuine Parts Co.	920

	Diversified Consumer Services – 0.0%
16	H&R Block, Inc.	397

	Diversified Telecommunication Services – 1.5%
427	AT&T, Inc.	16,922
1,165	Deutsche Telekom AG, Sponsored ADR	20,443
183	Verizon Communications, Inc.	8,402

		45,767

	Electric Utilities – 1.4%
26	Eversource Energy	1,545
320	NextEra Energy, Inc.	42,739

		44,284

	Electrical Equipment – 2.4%
88	Acuity Brands, Inc.	15,497
464	Eaton Corp. PLC	35,097
815	Vestas Wind Systems AS, Sponsored ADR	23,358

		73,952

	Electronic Equipment, Instruments & Components – 0.0%
18	TE Connectivity Ltd.	1,393

	Food & Staples Retailing – 0.5%
67	CVS Health Corp.	5,523
86	Sysco Corp.	4,547
130	United Natural Foods, Inc.(b)	5,399

		15,469

	Food Products – 0.9%
68	Archer-Daniels-Midland Co.	3,111
13	Campbell Soup Co.	748
56	Conagra Brands, Inc.	2,172
26	General Mills, Inc.	1,495
17	Hormel Foods Corp.	596
13	J.M. Smucker Co. (The)	1,647
39	Kellogg Co.	2,769
60	Kraft Heinz Co. (The)	5,424
29	Mead Johnson Nutrition Co.	2,573
138	Mondelez International, Inc., Class A	6,214
13	Tyson Foods, Inc., Class A	835

		27,584

	Health Care Equipment & Supplies – 4.3%
78	Abbott Laboratories	3,404
67	Baxter International, Inc.	3,731
1,420	Coloplast AS, Sponsored ADR	12,113

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
9	Cooper Cos., Inc. (The)	$1,803
565	Danaher Corp.	47,081
708	Essilor International S.A., Sponsored ADR	45,949
9	Hologic, Inc.(b)	406
232	Medtronic PLC	19,277

		133,764

	Health Care Providers & Services – 0.8%
9	Aetna, Inc.	1,216
4	AmerisourceBergen Corp.	328
24	Anthem, Inc.	4,269
5	Cardinal Health, Inc.	363
7	Centene Corp.(b)	521
20	Cigna Corp.	3,127
26	DaVita, Inc.(b)	1,794
39	Express Scripts Holding Co.(b)	2,392
23	HCA Holdings, Inc.(b)	1,937
5	Humana, Inc.	1,110
7	Laboratory Corp. of America Holdings(b)	981
12	McKesson Corp.	1,660
11	Quest Diagnostics, Inc.	1,161
16	UnitedHealth Group, Inc.	2,798
8	Universal Health Services, Inc., Class B	966

		24,623

	Home Construction – 0.4%
305	Geberit AG, ADR	13,698

	Hotels, Restaurants & Leisure – 0.4%
9	Carnival Corp.	556
61	McDonald’s Corp.	8,536
24	Starbucks Corp.	1,441
6	Wyndham Worldwide Corp.	572

		11,105

	Household Durables – 0.9%
8	Lennar Corp., Class A	404
1,558	Sekisui House Ltd., Sponsored ADR	26,003

		26,407

	Household Products – 0.6%
8	Church & Dwight Co., Inc.	396
12	Clorox Co. (The)	1,604
57	Colgate-Palmolive Co.	4,107
124	Procter & Gamble Co. (The)	10,829

		16,936

	Independent Power & Renewable Electricity Producers – 0.3%
111	Ormat Technologies, Inc.	6,555
91	Pattern Energy Group, Inc.	2,004

		8,559

	Industrial Conglomerates – 2.7%
67	3M Co.	13,121

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
292	General Electric Co.	$8,465
275	Roper Technologies, Inc.	60,142

		81,728

	Insurance – 4.4%
29	Aflac, Inc.	2,172
1,423	AIA Group Ltd., Sponsored ADR	39,616
780	Allianz SE, Sponsored ADR	14,827
66	Hartford Financial Services Group, Inc. (The)	3,192
1,405	Legal & General Group PLC, Sponsored ADR	22,831
118	MetLife, Inc.	6,114
61	Prudential Financial, Inc.	6,529
698	Prudential PLC, Sponsored ADR	30,984
83	Torchmark Corp.	6,367
58	Unum Group	2,687

		135,319

	Internet & Direct Marketing Retail – 1.6%
51	Amazon.com, Inc.(b)	47,175
7	Netflix, Inc.(b)	1,065
1	Priceline Group, Inc. (The)(b)	1,847
7	TripAdvisor, Inc.(b)	315

		50,402

	Internet Software & Services – 4.6%
80	Alphabet, Inc., Class A(b)	73,962
2	Alphabet, Inc., Class C(b)	1,812
20	eBay, Inc.(b)	668
224	Facebook, Inc., Class A(b)	33,656
909	Tencent Holdings Ltd., ADR	28,497
53	Yahoo!, Inc.(b)	2,555

		141,150

	IT Services – 3.7%
9	Accenture PLC, Class A	1,092
34	Cognizant Technology Solutions Corp., Class A(b)	2,048
17	CSRA, Inc.	494
46	International Business Machines Corp.	7,373
288	MasterCard, Inc., Class A	33,500
26	PayPal Holdings, Inc.(b)	1,241
738	Visa, Inc., Class A	67,320
52	Western Union Co. (The)	1,033

		114,101

	Leisure Products – 0.0%
11	Hasbro, Inc.	1,090

	Life Sciences Tools & Services – 2.5%
21	Agilent Technologies, Inc.	1,156
39	Illumina, Inc.(b)	7,210
410	Thermo Fisher Scientific, Inc.	67,785

		76,151

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.6%
55	Caterpillar, Inc.	$5,624
57	Deere & Co.	6,362
24	Flowserve Corp.	1,221
16	Parker Hannifin Corp.	2,573
53	Xylem, Inc.	2,724

		18,504

	Media – 0.6%
18	CBS Corp., Class A	1,210
15	Interpublic Group of Cos., Inc. (The)	354
55	News Corp., Class A	700
4	Omnicom Group, Inc.	328
24	TEGNA, Inc.	612
106	Twenty-First Century Fox, Inc., Class A	3,237
36	Twenty-First Century Fox, Inc., Class B	1,075
90	Walt Disney Co. (The)	10,404

		17,920

	Multiline Retail – 0.0%
15	Kohl’s Corp.	585
7	Target Corp.	391

		976

	Personal Products – 0.9%
13	Estee Lauder Cos., Inc. (The), Class A	1,133
507	Unilever NV	26,485

		27,618

	Pharmaceuticals – 2.7%
22	Allergan PLC	5,365
70	Bristol-Myers Squibb Co.	3,923
45	Eli Lilly & Co.	3,693
87	Johnson & Johnson	10,742
113	Merck & Co., Inc.	7,043
62	Mylan NV(b)	2,316
1,007	Novo Nordisk AS, Sponsored ADR	38,951
295	Pfizer, Inc.	10,006
20	Zoetis, Inc.	1,122

		83,161

	Professional Services – 0.0%
18	Verisk Analytics, Inc.(b)	1,491

	Real Estate Management & Development – 0.1%
59	CBRE Group, Inc., Class A(b)	2,113

	REITs—Apartments – 0.1%
6	AvalonBay Communities, Inc.	1,139
43	Equity Residential	2,777
4	Mid-America Apartment Communities, Inc.	397

		4,313

	REITs—Diversified – 0.5%
96	Crown Castle International Corp.	9,082

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Diversified – continued
10	Digital Realty Trust, Inc.	$1,148
19	Vornado Realty Trust	1,829
90	Weyerhaeuser Co.	3,048

		15,107

	REITs—Health Care – 0.1%
39	HCP, Inc.	1,223
31	Ventas, Inc.	1,984

		3,207

	REITs—Office Property – 0.1%
15	Boston Properties, Inc.	1,899

	REITs—Regional Malls – 0.1%
14	Simon Property Group, Inc.	2,314

	REITs—Specialty & Other – 0.1%
3	Equinix, Inc.	1,253
27	Iron Mountain, Inc.	939

		2,192

	REITs—Storage – 0.1%
15	Public Storage	3,141

	Road & Rail – 0.5%
49	CSX Corp.	2,491
28	Kansas City Southern	2,522
42	Norfolk Southern Corp.	4,934
56	Union Pacific Corp.	6,270

		16,217

	Semiconductors & Semiconductor Equipment – 0.8%
97	ASML Holding NV, (Registered)	12,789
29	First Solar, Inc.(b)	857
205	Intel Corp.	7,411
41	Micron Technology, Inc.(b)	1,134
11	NVIDIA Corp.	1,147
22	QUALCOMM, Inc.	1,182
14	Texas Instruments, Inc.	1,109
6	Xilinx, Inc.	379

		26,008

	Software – 2.7%
213	Ellie Mae, Inc.(b)	21,675
807	Microsoft Corp.	55,247
134	Oracle Corp.	6,024
9	Symantec Corp.	285

		83,231

	Specialty Retail – 0.2%
8	Best Buy Co., Inc.	415
23	Home Depot, Inc. (The)	3,590
15	Lowe’s Cos., Inc.	1,273
39	Staples, Inc.	381

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
7	Tiffany & Co.	$642

		6,301

	Technology Hardware, Storage & Peripherals – 0.3%
43	Apple, Inc.	6,177
27	NetApp, Inc.	1,076
24	Western Digital Corp.	2,138
144	Xerox Corp.	1,035

		10,426

	Textiles, Apparel & Luxury Goods – 0.8%
2,446	Cie Financiere Richemont S.A., Sponsored ADR	20,302
38	Hanesbrands, Inc.	829
57	NIKE, Inc., Class B	3,158
6	PVH Corp.	606
7	VF Corp.	383

		25,278

	Trading Companies & Distributors – 0.2%
48	Fastenal Co.	2,144
14	W.W. Grainger, Inc.	2,698

		4,842

	Water Utilities – 0.7%
267	American Water Works Co., Inc.	21,296

	Total Common Stocks (Identified Cost $1,844,868)	1,921,607

Affiliated Mutual Funds – 34.2%
14,393	Loomis Sayles Inflation Protected Securities Fund, Class N	151,125
23,796	Loomis Sayles Limited Term Government and Agency Fund, Class N	271,036
63,341	Mirova Global Green Bond Fund, Class N(b)	634,682

	Total Mutual Funds (Identified Cost $1,055,417)	1,056,843

Description	Value (†)
Total Investments – 96.5% (Identified Cost $2,900,285)(a)	$2,978,450
Other assets less liabilities – 3.5%	107,315

Net Assets – 100.0%	$3,085,765

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2017, the net unrealized appreciation on investments based on a cost of $2,900,285 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$99,204
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,039)

Net unrealized appreciation	$78,165

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund for the period ended April 30, 2017, is as follows:

Fund	Beginning Value	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(1)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$150,977	$—	$—	$148	$151,125	$666
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	271,731	693	(2)	—	271,036	860
Mirova Global Green Bond Fund, Class N	—	633,404	—	—	1,278	634,682	—

Total	$—	$1,056,112	$693	$(2)	$1,426	$1,056,843	$1,526

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,921,607	$—	$—	$1,921,607
Affiliated Mutual Funds	1,056,843	—	—	1,056,843
Total	$2,978,450	$—	$—	$2,978,450

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

Affiliated Mutual Funds	34.2%
Internet Software & Services	4.6
Insurance	4.4
Health Care Equipment & Supplies	4.3
Chemicals	4.3
IT Services	3.7
Software	2.7
Pharmaceuticals	2.7
Banks	2.7
Industrial Conglomerates	2.7
Life Sciences Tools & Services	2.5
Electrical Equipment	2.4
Other Investments, less than 2% each	25.3

Total Investments	96.5
Other assets less liabilities	3.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks – 70.9% of Net Assets
	Aerospace & Defense – 0.0%
43	Arconic, Inc.	$1,175

	Air Freight & Logistics – 0.0%
10	United Parcel Service, Inc., Class B	1,075

	Auto Components – 2.0%
12	BorgWarner, Inc.	508
372	Delphi Automotive PLC	29,909
10	Goodyear Tire & Rubber Co. (The)	362
607	Valeo S.A., Sponsored ADR	21,870

		52,649

	Automobiles – 1.8%
1,050	Byd Co. Ltd., ADR	12,346
188	Ford Motor Co.	2,156
296	Toyota Motor Corp., Sponsored ADR	32,010

		46,512

	Banks – 3.1%
420	Bank of America Corp.	9,803
134	Citigroup, Inc.	7,922
90	Citizens Financial Group, Inc.	3,304
184	Huntington Bancshares, Inc.	2,366
1,143	KBC Group NV, Sponsored ADR	41,102
190	KeyCorp	3,466
487	People’s United Financial, Inc.	8,508
67	Zions Bancorporation	2,682

		79,153

	Beverages – 0.7%
69	Brown-Forman Corp., Class B	3,265
153	Coca-Cola Co. (The)	6,602
4	Dr Pepper Snapple Group, Inc.	367
15	Molson Coors Brewing Co., Class B	1,438
24	Monster Beverage Corp.(b)	1,089
51	PepsiCo, Inc.	5,777

		18,538

	Biotechnology – 1.0%
17	AbbVie, Inc.	1,121
50	Alexion Pharmaceuticals, Inc.(b)	6,389
17	Amgen, Inc.	2,776
4	Biogen, Inc.(b)	1,085
207	Gilead Sciences, Inc.	14,190

		25,561

	Building Products – 1.9%
629	A.O. Smith Corp.	33,891
57	Fortune Brands Home & Security, Inc.	3,633

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – continued
251	Johnson Controls International PLC	$10,434

		47,958

	Capital Markets – 1.9%
7	Affiliated Managers Group, Inc.	1,159
10	Ameriprise Financial, Inc.	1,278
137	Bank of New York Mellon Corp. (The)	6,447
13	BlackRock, Inc.	4,999
26	Charles Schwab Corp. (The)	1,010
24	CME Group, Inc.	2,789
96	Franklin Resources, Inc.	4,139
35	Goldman Sachs Group, Inc. (The)	7,833
18	Intercontinental Exchange, Inc.	1,084
33	Invesco Ltd.	1,087
9	Moody’s Corp.	1,065
17	Nasdaq, Inc.	1,171
54	Northern Trust Corp.	4,860
8	S&P Global, Inc.	1,074
45	State Street Corp.	3,775
87	T. Rowe Price Group, Inc.	6,167

		49,937

	Chemicals – 4.8%
14	Air Products & Chemicals, Inc.	1,967
454	Chr. Hansen Holding AS, Sponsored ADR	15,450
58	Dow Chemical Co. (The)	3,642
52	E.I. du Pont de Nemours & Co.	4,147
287	Ecolab, Inc.	37,049
103	International Flavors & Fragrances, Inc.	14,275
239	Novozymes AS, Sponsored ADR	10,327
53	Praxair, Inc.	6,624
1,810	Symrise AG, Sponsored ADR	31,657

		125,138

	Commercial Services & Supplies – 0.1%
63	Pitney Bowes, Inc.	837
10	Stericycle, Inc.(b)	854

		1,691

	Communications Equipment – 0.5%
309	Cisco Systems, Inc.	10,528
14	Motorola Solutions, Inc.	1,203

		11,731

	Construction & Engineering – 0.1%
31	Fluor Corp.	1,591

	Consumer Finance – 0.2%
38	American Express Co.	3,012
32	Navient Corp.	486
60	Synchrony Financial	1,668

		5,166

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.3%
12	Avery Dennison Corp.	$999
39	Ball Corp.	2,999
50	International Paper Co.	2,698

		6,696

	Distributors – 0.0%
9	Genuine Parts Co.	828

	Diversified Consumer Services – 0.0%
15	H&R Block, Inc.	372

	Diversified Telecommunication Services – 1.7%
404	AT&T, Inc.	16,011
1,109	Deutsche Telekom AG, Sponsored ADR	19,461
173	Verizon Communications, Inc.	7,942

		43,414

	Electric Utilities – 1.6%
25	Eversource Energy	1,485
305	NextEra Energy, Inc.	40,736

		42,221

	Electrical Equipment – 2.7%
84	Acuity Brands, Inc.	14,792
442	Eaton Corp. PLC	33,433
776	Vestas Wind Systems AS, Sponsored ADR	22,240

		70,465

	Electronic Equipment, Instruments & Components – 0.1%
18	TE Connectivity Ltd.	1,393

	Food & Staples Retailing – 0.6%
64	CVS Health Corp.	5,276
83	Sysco Corp.	4,388
124	United Natural Foods, Inc.(b)	5,150

		14,814

	Food Products – 1.0%
63	Archer-Daniels-Midland Co.	2,882
12	Campbell Soup Co.	691
53	Conagra Brands, Inc.	2,055
24	General Mills, Inc.	1,380
16	Hormel Foods Corp.	561
12	J.M. Smucker Co. (The)	1,521
37	Kellogg Co.	2,627
56	Kraft Heinz Co. (The)	5,062
28	Mead Johnson Nutrition Co.	2,484
131	Mondelez International, Inc., Class A	5,899
12	Tyson Foods, Inc., Class A	771

		25,933

	Health Care Equipment & Supplies – 4.9%
74	Abbott Laboratories	3,229
63	Baxter International, Inc.	3,508
1,352	Coloplast AS, Sponsored ADR	11,533

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
9	Cooper Cos., Inc. (The)	$1,803
538	Danaher Corp.	44,831
674	Essilor International S.A., Sponsored ADR	43,743
9	Hologic, Inc.(b)	406
221	Medtronic PLC	18,363

		127,416

	Health Care Providers & Services – 0.9%
8	Aetna, Inc.	1,081
4	AmerisourceBergen Corp.	328
23	Anthem, Inc.	4,091
4	Cardinal Health, Inc.	290
7	Centene Corp.(b)	521
19	Cigna Corp.	2,971
24	DaVita, Inc.(b)	1,656
38	Express Scripts Holding Co.(b)	2,331
23	HCA Holdings, Inc.(b)	1,937
5	Humana, Inc.	1,110
2	Laboratory Corp. of America Holdings(b)	280
12	McKesson Corp.	1,660
10	Quest Diagnostics, Inc.	1,055
16	UnitedHealth Group, Inc.	2,798
2	Universal Health Services, Inc., Class B	242

		22,351

	Home Construction – 0.5%
290	Geberit AG, ADR	13,024

	Hotels, Restaurants & Leisure – 0.4%
9	Carnival Corp.	556
59	McDonald’s Corp.	8,256
24	Starbucks Corp.	1,441
6	Wyndham Worldwide Corp.	572

		10,825

	Household Durables – 1.0%
7	Lennar Corp., Class A	354
1,483	Sekisui House Ltd., Sponsored ADR	24,751

		25,105

	Household Products – 0.6%
7	Church & Dwight Co., Inc.	347
11	Clorox Co. (The)	1,470
54	Colgate-Palmolive Co.	3,890
118	Procter & Gamble Co. (The)	10,305

		16,012

	Independent Power & Renewable Electricity Producers – 0.3%
108	Ormat Technologies, Inc.	6,378
90	Pattern Energy Group, Inc.	1,982

		8,360

	Industrial Conglomerates – 3.0%
64	3M Co.	12,533

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
273	General Electric Co.	$7,914
262	Roper Technologies, Inc.	57,300

		77,747

	Insurance – 5.0%
28	Aflac, Inc.	2,097
1,355	AIA Group Ltd., Sponsored ADR	37,723
743	Allianz SE, Sponsored ADR	14,124
63	Hartford Financial Services Group, Inc. (The)	3,047
1,338	Legal & General Group PLC, Sponsored ADR	21,742
112	MetLife, Inc.	5,803
58	Prudential Financial, Inc.	6,208
665	Prudential PLC, Sponsored ADR	29,519
78	Torchmark Corp.	5,983
54	Unum Group	2,502

		128,748

	Internet & Direct Marketing Retail – 1.9%
49	Amazon.com, Inc.(b)	45,325
7	Netflix, Inc.(b)	1,065
1	Priceline Group, Inc. (The)(b)	1,847
7	TripAdvisor, Inc.(b)	315

		48,552

	Internet Software & Services – 5.2%
77	Alphabet, Inc., Class A(b)	71,188
2	Alphabet, Inc., Class C(b)	1,812
19	eBay, Inc.(b)	635
214	Facebook, Inc., Class A(b)	32,153
865	Tencent Holdings Ltd., ADR	27,118
51	Yahoo!, Inc.(b)	2,459

		135,365

	IT Services – 4.2%
8	Accenture PLC, Class A	971
31	Cognizant Technology Solutions Corp., Class A(b)	1,867
16	CSRA, Inc.	465
44	International Business Machines Corp.	7,053
275	MasterCard, Inc., Class A	31,988
25	PayPal Holdings, Inc.(b)	1,193
705	Visa, Inc., Class A	64,310
48	Western Union Co. (The)	953

		108,800

	Leisure Products – 0.0%
10	Hasbro, Inc.	991

	Life Sciences Tools & Services – 2.8%
21	Agilent Technologies, Inc.	1,156
37	Illumina, Inc.(b)	6,840
392	Thermo Fisher Scientific, Inc.	64,809

		72,805

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.7%
52	Caterpillar, Inc.	$5,317
55	Deere & Co.	6,139
24	Flowserve Corp.	1,221
15	Parker Hannifin Corp.	2,412
52	Xylem, Inc.	2,673

		17,762

	Media – 0.7%
18	CBS Corp., Class A	1,210
14	Interpublic Group of Cos., Inc. (The)	330
51	News Corp., Class A	649
4	Omnicom Group, Inc.	328
22	TEGNA, Inc.	561
101	Twenty-First Century Fox, Inc., Class A	3,084
36	Twenty-First Century Fox, Inc., Class B	1,075
86	Walt Disney Co. (The)	9,942

		17,179

	Multiline Retail – 0.0%
14	Kohl’s Corp.	546
6	Target Corp.	335

		881

	Personal Products – 1.0%
11	Estee Lauder Cos., Inc. (The), Class A	958
483	Unilever NV	25,232

		26,190

	Pharmaceuticals – 3.1%
20	Allergan PLC	4,877
67	Bristol-Myers Squibb Co.	3,755
43	Eli Lilly & Co.	3,529
81	Johnson & Johnson	10,001
108	Merck & Co., Inc.	6,732
58	Mylan NV(b)	2,166
959	Novo Nordisk AS, Sponsored ADR	37,094
283	Pfizer, Inc.	9,600
20	Zoetis, Inc.	1,122

		78,876

	Professional Services – 0.1%
18	Verisk Analytics, Inc.(b)	1,491

	Real Estate Management & Development – 0.1%
56	CBRE Group, Inc., Class A(b)	2,005

	REITs—Apartments – 0.2%
6	AvalonBay Communities, Inc.	1,139
41	Equity Residential	2,648
3	Mid-America Apartment Communities, Inc.	297

		4,084

	REITs—Diversified – 0.5%
90	Crown Castle International Corp.	8,514

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Diversified – continued
9	Digital Realty Trust, Inc.	$1,034
17	Vornado Realty Trust	1,636
85	Weyerhaeuser Co.	2,879

		14,063

	REITs—Health Care – 0.1%
36	HCP, Inc.	1,129
29	Ventas, Inc.	1,856

		2,985

	REITs—Office Property – 0.1%
14	Boston Properties, Inc.	1,772

	REITs—Regional Malls – 0.1%
13	Simon Property Group, Inc.	2,148

	REITs—Specialty & Other – 0.1%
3	Equinix, Inc.	1,253
25	Iron Mountain, Inc.	869

		2,122

	REITs—Storage – 0.1%
14	Public Storage	2,931

	Road & Rail – 0.6%
46	CSX Corp.	2,339
27	Kansas City Southern	2,432
40	Norfolk Southern Corp.	4,699
54	Union Pacific Corp.	6,046

		15,516

	Semiconductors & Semiconductor Equipment – 1.0%
93	ASML Holding NV, (Registered)	12,262
28	First Solar, Inc.(b)	827
196	Intel Corp.	7,085
38	Micron Technology, Inc.(b)	1,052
10	NVIDIA Corp.	1,043
22	QUALCOMM, Inc.	1,182
14	Texas Instruments, Inc.	1,109
6	Xilinx, Inc.	379

		24,939

	Software – 3.1%
203	Ellie Mae, Inc.(b)	20,657
771	Microsoft Corp.	52,783
127	Oracle Corp.	5,710
9	Symantec Corp.	285

		79,435

	Specialty Retail – 0.2%
8	Best Buy Co., Inc.	414
23	Home Depot, Inc. (The)	3,590
15	Lowe’s Cos., Inc.	1,273
37	Staples, Inc.	362

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
7	Tiffany & Co.	$642

		6,281

	Technology Hardware, Storage & Peripherals – 0.4%
42	Apple, Inc.	6,033
26	NetApp, Inc.	1,036
24	Western Digital Corp.	2,138
141	Xerox Corp.	1,014

		10,221

	Textiles, Apparel & Luxury Goods – 0.9%
2,330	Cie Financiere Richemont S.A., Sponsored ADR	19,339
35	Hanesbrands, Inc.	763
54	NIKE, Inc., Class B	2,992
6	PVH Corp.	606
7	VF Corp.	383

		24,083

	Trading Companies & Distributors – 0.2%
47	Fastenal Co.	2,100
14	W.W. Grainger, Inc.	2,698

		4,798

	Water Utilities – 0.8%
255	American Water Works Co., Inc.	20,339

	Total Common Stocks (Identified Cost $1,756,781)	1,830,213

Affiliated Mutual Funds – 25.4%
12,010	Loomis Sayles Inflation Protected Securities Fund, Class N	126,101
13,246	Loomis Sayles Limited Term Government and Agency Fund, Class N	150,867
37,764	Mirova Global Green Bond Fund, Class N(b)	378,391

	Total Mutual Funds (Identified Cost $654,472)	655,359

Description	Value (†)
Total Investments – 96.3% (Identified Cost $2,411,253)(a)	$2,485,572
Other assets less liabilities – 3.7%	95,654

Net Assets – 100.0%	$2,581,226

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2017, the net unrealized appreciation on investments based on a cost of $2,411,253 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$94,278
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(19,959)

Net unrealized appreciation	$74,319

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund for the period ended April 30, 2017, is as follows:

Fund	Beginning Value	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(1)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$125,977	$—	$—	$124	$126,101	$555
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	151,383	514	(2)	—	150,867	478
Mirova Global Green Bond Fund, Class N	—	377,628	—	—	763	378,391	—

Total	$—	$654,988	$514	$(2)	$887	$655,359	$1,033

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,830,213	$—	$—	$1,830,213
Affiliated Mutual Funds	655,359	—	—	655,359

Total	$2,485,572	$—	$—	$2,485,572

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

Affiliated Mutual Funds	25.4%
Internet Software & Services	5.2
Insurance	5.0
Health Care Equipment & Supplies	4.9
Chemicals	4.8
IT Services	4.2
Software	3.1
Banks	3.1
Pharmaceuticals	3.1
Industrial Conglomerates	3.0
Life Sciences Tools & Services	2.8
Electrical Equipment	2.7
Auto Components	2.0
Other Investments, less than 2% each	27.0

Total Investments	96.3
Other assets less liabilities	3.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks – 78.6% of Net Assets
	Aerospace & Defense – 0.1%
46	Arconic, Inc.	$1,257

	Air Freight & Logistics – 0.0%
11	United Parcel Service, Inc., Class B	1,182

	Auto Components – 2.3%
13	BorgWarner, Inc.	550
418	Delphi Automotive PLC	33,607
10	Goodyear Tire & Rubber Co. (The)	362
683	Valeo S.A., Sponsored ADR	24,609

		59,128

	Automobiles – 2.0%
1,181	Byd Co. Ltd., ADR	13,886
201	Ford Motor Co.	2,305
333	Toyota Motor Corp., Sponsored ADR	36,011

		52,202

	Banks – 3.4%
450	Bank of America Corp.	10,503
143	Citigroup, Inc.	8,454
99	Citizens Financial Group, Inc.	3,634
202	Huntington Bancshares, Inc.	2,598
1,287	KBC Group NV, Sponsored ADR	46,281
209	KeyCorp	3,812
528	People’s United Financial, Inc.	9,224
74	Zions Bancorporation	2,962

		87,468

	Beverages – 0.8%
76	Brown-Forman Corp., Class B	3,596
164	Coca-Cola Co. (The)	7,077
4	Dr Pepper Snapple Group, Inc.	367
17	Molson Coors Brewing Co., Class B	1,630
27	Monster Beverage Corp.(b)	1,225
55	PepsiCo, Inc.	6,230

		20,125

	Biotechnology – 1.1%
18	AbbVie, Inc.	1,187
57	Alexion Pharmaceuticals, Inc.(b)	7,283
19	Amgen, Inc.	3,103
5	Biogen, Inc.(b)	1,356
232	Gilead Sciences, Inc.	15,904

		28,833

	Building Products – 2.1%
707	A.O. Smith Corp.	38,093
63	Fortune Brands Home & Security, Inc.	4,016

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – continued
269	Johnson Controls International PLC	$11,182

		53,291

	Capital Markets – 2.1%
8	Affiliated Managers Group, Inc.	1,325
11	Ameriprise Financial, Inc.	1,406
149	Bank of New York Mellon Corp. (The)	7,012
14	BlackRock, Inc.	5,384
29	Charles Schwab Corp. (The)	1,127
26	CME Group, Inc.	3,021
104	Franklin Resources, Inc.	4,483
37	Goldman Sachs Group, Inc. (The)	8,280
20	Intercontinental Exchange, Inc.	1,204
36	Invesco Ltd.	1,186
10	Moody’s Corp.	1,183
18	Nasdaq, Inc.	1,240
58	Northern Trust Corp.	5,220
9	S&P Global, Inc.	1,208
48	State Street Corp.	4,027
93	T. Rowe Price Group, Inc.	6,593

		53,899

	Chemicals – 5.4%
15	Air Products & Chemicals, Inc.	2,108
510	Chr. Hansen Holding AS, Sponsored ADR	17,355
62	Dow Chemical Co. (The)	3,894
55	E.I. du Pont de Nemours & Co.	4,386
322	Ecolab, Inc.	41,567
115	International Flavors & Fragrances, Inc.	15,938
269	Novozymes AS, Sponsored ADR	11,623
57	Praxair, Inc.	7,124
2,037	Symrise AG, Sponsored ADR	35,627

		139,622

	Commercial Services & Supplies – 0.1%
68	Pitney Bowes, Inc.	904
10	Stericycle, Inc.(b)	853

		1,757

	Communications Equipment – 0.5%
335	Cisco Systems, Inc.	11,413
15	Motorola Solutions, Inc.	1,290

		12,703

	Construction & Engineering – 0.1%
33	Fluor Corp.	1,694

	Consumer Finance – 0.2%
40	American Express Co.	3,170
34	Navient Corp.	517
64	Synchrony Financial	1,779

		5,466

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.3%
13	Avery Dennison Corp.	$1,082
43	Ball Corp.	3,306
53	International Paper Co.	2,860

		7,248

	Distributors – 0.0%
10	Genuine Parts Co.	920

	Diversified Consumer Services – 0.0%
16	H&R Block, Inc.	397

	Diversified Telecommunication Services – 1.8%
435	AT&T, Inc.	17,239
1,248	Deutsche Telekom AG, Sponsored ADR	21,900
187	Verizon Communications, Inc.	8,585

		47,724

	Electric Utilities – 1.8%
28	Eversource Energy	1,663
343	NextEra Energy, Inc.	45,811

		47,474

	Electrical Equipment – 3.1%
94	Acuity Brands, Inc.	16,553
496	Eaton Corp. PLC	37,518
873	Vestas Wind Systems AS, Sponsored ADR	25,020

		79,091

	Electronic Equipment, Instruments & Components – 0.1%
19	TE Connectivity Ltd.	1,470

	Food & Staples Retailing – 0.6%
70	CVS Health Corp.	5,771
90	Sysco Corp.	4,758
139	United Natural Foods, Inc.(b)	5,773

		16,302

	Food Products – 1.1%
68	Archer-Daniels-Midland Co.	3,111
13	Campbell Soup Co.	748
56	Conagra Brands, Inc.	2,172
26	General Mills, Inc.	1,495
17	Hormel Foods Corp.	596
13	J.M. Smucker Co. (The)	1,647
41	Kellogg Co.	2,911
62	Kraft Heinz Co. (The)	5,604
30	Mead Johnson Nutrition Co.	2,662
141	Mondelez International, Inc., Class A	6,349
13	Tyson Foods, Inc., Class A	836

		28,131

	Health Care Equipment & Supplies – 5.5%
80	Abbott Laboratories	3,491
67	Baxter International, Inc.	3,731
1,521	Coloplast AS, Sponsored ADR	12,974

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
9	Cooper Cos., Inc. (The)	$1,803
603	Danaher Corp.	50,248
759	Essilor International S.A., Sponsored ADR	49,259
9	Hologic, Inc.(b)	407
248	Medtronic PLC	20,606

		142,519

	Health Care Providers & Services – 1.0%
9	Aetna, Inc.	1,216
4	AmerisourceBergen Corp.	328
25	Anthem, Inc.	4,447
5	Cardinal Health, Inc.	363
7	Centene Corp.(b)	521
21	Cigna Corp.	3,284
26	DaVita, Inc.(b)	1,794
40	Express Scripts Holding Co.(b)	2,453
24	HCA Holdings, Inc.(b)	2,021
6	Humana, Inc.	1,332
7	Laboratory Corp. of America Holdings(b)	981
13	McKesson Corp.	1,798
11	Quest Diagnostics, Inc.	1,161
17	UnitedHealth Group, Inc.	2,973
8	Universal Health Services, Inc., Class B	966

		25,638

	Home Construction – 0.6%
326	Geberit AG, ADR	14,641

	Hotels, Restaurants & Leisure – 0.4%
9	Carnival Corp.	556
63	McDonald’s Corp.	8,816
26	Starbucks Corp.	1,561
6	Wyndham Worldwide Corp.	572

		11,505

	Household Durables – 1.1%
8	Lennar Corp., Class A	404
1,669	Sekisui House Ltd., Sponsored ADR	27,856

		28,260

	Household Products – 0.7%
8	Church & Dwight Co., Inc.	396
12	Clorox Co. (The)	1,604
58	Colgate-Palmolive Co.	4,179
127	Procter & Gamble Co. (The)	11,091

		17,270

	Independent Power & Renewable Electricity Producers – 0.4%
119	Ormat Technologies, Inc.	7,028
99	Pattern Energy Group, Inc.	2,180

		9,208

	Industrial Conglomerates – 3.3%
69	3M Co.	13,512

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
292	General Electric Co.	$8,465
294	Roper Technologies, Inc.	64,298

		86,275

	Insurance – 5.5%
31	Aflac, Inc.	2,321
1,525	AIA Group Ltd., Sponsored ADR	42,456
835	Allianz SE, Sponsored ADR	15,873
68	Hartford Financial Services Group, Inc. (The)	3,288
1,505	Legal & General Group PLC, Sponsored ADR	24,456
121	MetLife, Inc.	6,269
62	Prudential Financial, Inc.	6,636
748	Prudential PLC, Sponsored ADR	33,204
83	Torchmark Corp.	6,367
58	Unum Group	2,687

		143,557

	Internet & Direct Marketing Retail – 2.1%
56	Amazon.com, Inc.(b)	51,799
8	Netflix, Inc.(b)	1,218
1	Priceline Group, Inc. (The)(b)	1,847
7	TripAdvisor, Inc.(b)	315

		55,179

	Internet Software & Services – 5.8%
86	Alphabet, Inc., Class A(b)	79,509
2	Alphabet, Inc., Class C(b)	1,812
20	eBay, Inc.(b)	668
240	Facebook, Inc., Class A(b)	36,060
974	Tencent Holdings Ltd., ADR	30,535
55	Yahoo!, Inc.(b)	2,651

		151,235

	IT Services – 4.7%
9	Accenture PLC, Class A	1,092
36	Cognizant Technology Solutions Corp., Class A(b)	2,168
17	CSRA, Inc.	494
48	International Business Machines Corp.	7,694
309	MasterCard, Inc., Class A	35,943
28	PayPal Holdings, Inc.(b)	1,336
791	Visa, Inc., Class A	72,155
52	Western Union Co. (The)	1,033

		121,915

	Leisure Products – 0.0%
11	Hasbro, Inc.	1,090

	Life Sciences Tools & Services – 3.2%
23	Agilent Technologies, Inc.	1,266
42	Illumina, Inc.(b)	7,764
439	Thermo Fisher Scientific, Inc.	72,580

		81,610

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.7%
55	Caterpillar, Inc.	$5,624
59	Deere & Co.	6,585
26	Flowserve Corp.	1,323
16	Parker Hannifin Corp.	2,573
57	Xylem, Inc.	2,930

		19,035

	Media – 0.7%
19	CBS Corp., Class A	1,278
15	Interpublic Group of Cos., Inc. (The)	354
55	News Corp., Class A	700
4	Omnicom Group, Inc.	328
24	TEGNA, Inc.	611
109	Twenty-First Century Fox, Inc., Class A	3,329
39	Twenty-First Century Fox, Inc., Class B	1,165
94	Walt Disney Co. (The)	10,866

		18,631

	Multiline Retail – 0.0%
15	Kohl’s Corp.	585
7	Target Corp.	391

		976

	Personal Products – 1.1%
14	Estee Lauder Cos., Inc. (The), Class A	1,220
543	Unilever NV	28,366

		29,586

	Pharmaceuticals – 3.4%
22	Allergan PLC	5,365
73	Bristol-Myers Squibb Co.	4,092
47	Eli Lilly & Co.	3,857
87	Johnson & Johnson	10,742
118	Merck & Co., Inc.	7,355
62	Mylan NV(b)	2,316
1,078	Novo Nordisk AS, Sponsored ADR	41,697
308	Pfizer, Inc.	10,447
22	Zoetis, Inc.	1,234

		87,105

	Professional Services – 0.1%
19	Verisk Analytics, Inc.(b)	1,573

	Real Estate Management & Development – 0.1%
61	CBRE Group, Inc., Class A(b)	2,184

	REITs—Apartments – 0.2%
7	AvalonBay Communities, Inc.	1,329
44	Equity Residential	2,841
4	Mid-America Apartment Communities, Inc.	397

		4,567

	REITs—Diversified – 0.6%
97	Crown Castle International Corp.	9,176

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Diversified – continued
10	Digital Realty Trust, Inc.	$1,148
19	Vornado Realty Trust	1,829
93	Weyerhaeuser Co.	3,150

		15,303

	REITs—Health Care – 0.1%
39	HCP, Inc.	1,223
31	Ventas, Inc.	1,984

		3,207

	REITs—Office Property – 0.1%
16	Boston Properties, Inc.	2,026

	REITs—Regional Malls – 0.1%
14	Simon Property Group, Inc.	2,314

	REITs—Specialty & Other – 0.1%
3	Equinix, Inc.	1,253
27	Iron Mountain, Inc.	939

		2,192

	REITs—Storage – 0.1%
16	Public Storage	3,350

	Road & Rail – 0.6%
49	CSX Corp.	2,491
29	Kansas City Southern	2,612
43	Norfolk Southern Corp.	5,052
59	Union Pacific Corp.	6,606

		16,761

	Semiconductors & Semiconductor Equipment – 1.1%
104	ASML Holding NV, (Registered)	13,712
31	First Solar, Inc.(b)	916
213	Intel Corp.	7,700
41	Micron Technology, Inc.(b)	1,134
11	NVIDIA Corp.	1,147
24	QUALCOMM, Inc.	1,290
15	Texas Instruments, Inc.	1,188
6	Xilinx, Inc.	379

		27,466

	Software – 3.4%
228	Ellie Mae, Inc.(b)	23,201
866	Microsoft Corp.	59,286
138	Oracle Corp.	6,205
9	Symantec Corp.	285

		88,977

	Specialty Retail – 0.3%
8	Best Buy Co., Inc.	414
25	Home Depot, Inc. (The)	3,903
16	Lowe’s Cos., Inc.	1,358
39	Staples, Inc.	381

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
7	Tiffany & Co.	$642

		6,698

	Technology Hardware, Storage & Peripherals – 0.4%
46	Apple, Inc.	6,608
29	NetApp, Inc.	1,156
25	Western Digital Corp.	2,227
155	Xerox Corp.	1,114

		11,105

	Textiles, Apparel & Luxury Goods – 1.0%
2,621	Cie Financiere Richemont S.A., Sponsored ADR	21,754
38	Hanesbrands, Inc.	829
60	NIKE, Inc., Class B	3,325
6	PVH Corp.	606
7	VF Corp.	382

		26,896

	Trading Companies & Distributors – 0.2%
52	Fastenal Co.	2,323
15	W.W. Grainger, Inc.	2,891

		5,214

	Water Utilities – 0.9%
287	American Water Works Co., Inc.	22,891

	Total Common Stocks (Identified Cost $1,952,745)	2,035,343

Affiliated Mutual Funds – 17.5%
9,614	Loomis Sayles Inflation Protected Securities Fund, Class N	100,948
8,835	Loomis Sayles Limited Term Government and Agency Fund, Class N	100,628
25,197	Mirova Global Green Bond Fund, Class N(b)	252,475

	Total Mutual Funds (Identified Cost $453,441)	454,051

Description	Value (†)
Total Investments – 96.1% (Identified Cost $2,406,186)(a)	$2,489,394
Other assets less liabilities – 3.9%	101,100

Net Assets – 100.0%	$2,590,494

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2017, the net unrealized appreciation on investments based on a cost of $2,406,186 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$105,117
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,909)

Net unrealized appreciation	$83,208

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund for the period ended April 30, 2017, is as follows:

Fund	Beginning Value	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(1)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$100,848	$—	$(1)	$101	$100,948	$444
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	100,985	356	—	(1)	100,628	319
Mirova Global Green Bond Fund, Class N	—	251,965	—	—	510	252,475	—

Total	$—	$453,798	$356	$(1)	$610	$454,051	$763

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,035,343	$—	$—	$2,035,343
Affiliated Mutual Funds	454,051	—	—	454,051

Total	$2,489,394	$—	$—	$2,489,394

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

Affiliated Mutual Funds	17.5%
Internet Software & Services	5.8
Insurance	5.5
Health Care Equipment & Supplies	5.5
Chemicals	5.4
IT Services	4.7
Software	3.4
Banks	3.4
Pharmaceuticals	3.4
Industrial Conglomerates	3.3
Life Sciences Tools & Services	3.2
Electrical Equipment	3.1
Auto Components	2.3
Internet & Direct Marketing Retail	2.1
Capital Markets	2.1
Building Products	2.1
Automobiles	2.0
Other Investments, less than 2% each	21.3

Total Investments	96.1
Other assets less liabilities	3.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks – 84.2% of Net Assets
	Aerospace & Defense – 0.1%
52	Arconic, Inc.	$1,421

	Air Freight & Logistics – 0.0%
11	United Parcel Service, Inc., Class B	1,182

	Auto Components – 2.4%
15	BorgWarner, Inc.	634
449	Delphi Automotive PLC	36,100
12	Goodyear Tire & Rubber Co. (The)	435
734	Valeo S.A., Sponsored ADR	26,446

		63,615

	Automobiles – 2.2%
1,268	Byd Co. Ltd., ADR	14,909
228	Ford Motor Co.	2,615
358	Toyota Motor Corp., Sponsored ADR	38,714

		56,238

	Banks – 3.6%
510	Bank of America Corp.	11,903
162	Citigroup, Inc.	9,577
99	Citizens Financial Group, Inc.	3,634
202	Huntington Bancshares, Inc.	2,598
1,382	KBC Group NV, Sponsored ADR	49,697
209	KeyCorp	3,812
565	People’s United Financial, Inc.	9,871
74	Zions Bancorporation	2,962

		94,054

	Beverages – 0.9%
78	Brown-Forman Corp., Class B	3,691
186	Coca-Cola Co. (The)	8,026
5	Dr Pepper Snapple Group, Inc.	458
19	Molson Coors Brewing Co., Class B	1,822
27	Monster Beverage Corp.(b)	1,225
62	PepsiCo, Inc.	7,024

		22,246

	Biotechnology – 1.2%
18	AbbVie, Inc.	1,187
61	Alexion Pharmaceuticals, Inc.(b)	7,795
20	Amgen, Inc.	3,266
5	Biogen, Inc.(b)	1,356
247	Gilead Sciences, Inc.	16,932

		30,536

	Building Products – 2.2%
760	A.O. Smith Corp.	40,949
63	Fortune Brands Home & Security, Inc.	4,015

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – continued
305	Johnson Controls International PLC	$12,679

		57,643

	Capital Markets – 2.3%
9	Affiliated Managers Group, Inc.	1,490
12	Ameriprise Financial, Inc.	1,534
163	Bank of New York Mellon Corp. (The)	7,671
15	BlackRock, Inc.	5,769
29	Charles Schwab Corp. (The)	1,127
28	CME Group, Inc.	3,253
114	Franklin Resources, Inc.	4,914
42	Goldman Sachs Group, Inc. (The)	9,400
20	Intercontinental Exchange, Inc.	1,204
36	Invesco Ltd.	1,186
10	Moody’s Corp.	1,183
21	Nasdaq, Inc.	1,446
64	Northern Trust Corp.	5,760
9	S&P Global, Inc.	1,208
53	State Street Corp.	4,447
106	T. Rowe Price Group, Inc.	7,514

		59,106

	Chemicals – 5.8%
16	Air Products & Chemicals, Inc.	2,248
548	Chr. Hansen Holding AS, Sponsored ADR	18,648
70	Dow Chemical Co. (The)	4,396
60	E.I. du Pont de Nemours & Co.	4,785
342	Ecolab, Inc.	44,149
123	International Flavors & Fragrances, Inc.	17,047
288	Novozymes AS, Sponsored ADR	12,444
65	Praxair, Inc.	8,124
2,188	Symrise AG, Sponsored ADR	38,268

		150,109

	Commercial Services & Supplies – 0.1%
77	Pitney Bowes, Inc.	1,023
12	Stericycle, Inc.(b)	1,024

		2,047

	Communications Equipment – 0.5%
356	Cisco Systems, Inc.	12,129
15	Motorola Solutions, Inc.	1,289

		13,418

	Construction & Engineering – 0.1%
37	Fluor Corp.	1,899

	Consumer Finance – 0.2%
46	American Express Co.	3,646
38	Navient Corp.	578
73	Synchrony Financial	2,029

		6,253

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.3%
15	Avery Dennison Corp.	$1,248
46	Ball Corp.	3,537
60	International Paper Co.	3,238

		8,023

	Distributors – 0.0%
11	Genuine Parts Co.	1,012

	Diversified Consumer Services – 0.0%
18	H&R Block, Inc.	446

	Diversified Telecommunication Services – 2.0%
480	AT&T, Inc.	19,022
1,340	Deutsche Telekom AG, Sponsored ADR	23,514
205	Verizon Communications, Inc.	9,412

		51,948

	Electric Utilities – 2.0%
28	Eversource Energy	1,663
368	NextEra Energy, Inc.	49,150

		50,813

	Electrical Equipment – 3.3%
101	Acuity Brands, Inc.	17,786
533	Eaton Corp. PLC	40,316
938	Vestas Wind Systems AS, Sponsored ADR	26,883

		84,985

	Electronic Equipment, Instruments & Components – 0.1%
19	TE Connectivity Ltd.	1,470

	Food & Staples Retailing – 0.7%
74	CVS Health Corp.	6,101
96	Sysco Corp.	5,075
149	United Natural Foods, Inc.(b)	6,188

		17,364

	Food Products – 1.2%
77	Archer-Daniels-Midland Co.	3,523
15	Campbell Soup Co.	863
64	Conagra Brands, Inc.	2,482
30	General Mills, Inc.	1,725
20	Hormel Foods Corp.	701
15	J.M. Smucker Co. (The)	1,901
43	Kellogg Co.	3,053
66	Kraft Heinz Co. (The)	5,966
32	Mead Johnson Nutrition Co.	2,839
154	Mondelez International, Inc., Class A	6,935
15	Tyson Foods, Inc., Class A	964

		30,952

	Health Care Equipment & Supplies – 5.9%
87	Abbott Laboratories	3,797
76	Baxter International, Inc.	4,232
1,634	Coloplast AS, Sponsored ADR	13,938

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
11	Cooper Cos., Inc. (The)	$2,203
649	Danaher Corp.	54,081
815	Essilor International S.A., Sponsored ADR	52,893
11	Hologic, Inc.(b)	497
264	Medtronic PLC	21,936

		153,577

	Health Care Providers & Services – 1.0%
9	Aetna, Inc.	1,216
5	AmerisourceBergen Corp.	410
27	Anthem, Inc.	4,803
5	Cardinal Health, Inc.	363
8	Centene Corp.(b)	595
23	Cigna Corp.	3,597
29	DaVita, Inc.(b)	2,001
43	Express Scripts Holding Co.(b)	2,638
26	HCA Holdings, Inc.(b)	2,190
6	Humana, Inc.	1,332
2	Laboratory Corp. of America Holdings(b)	280
14	McKesson Corp.	1,936
12	Quest Diagnostics, Inc.	1,266
17	UnitedHealth Group, Inc.	2,973
3	Universal Health Services, Inc., Class B	362

		25,962

	Home Construction – 0.6%
350	Geberit AG, ADR	15,719

	Hotels, Restaurants & Leisure – 0.5%
11	Carnival Corp.	679
69	McDonald’s Corp.	9,655
26	Starbucks Corp.	1,562
7	Wyndham Worldwide Corp.	667

		12,563

	Household Durables – 1.2%
9	Lennar Corp., Class A	455
1,793	Sekisui House Ltd., Sponsored ADR	29,925

		30,380

	Household Products – 0.7%
9	Church & Dwight Co., Inc.	446
13	Clorox Co. (The)	1,738
63	Colgate-Palmolive Co.	4,538
138	Procter & Gamble Co. (The)	12,052

		18,774

	Independent Power & Renewable Electricity Producers – 0.4%
119	Ormat Technologies, Inc.	7,028
99	Pattern Energy Group, Inc.	2,180

		9,208

	Industrial Conglomerates – 3.6%
75	3M Co.	14,687

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
331	General Electric Co.	$9,596
316	Roper Technologies, Inc.	69,109

		93,392

	Insurance – 6.0%
31	Aflac, Inc.	2,321
1,638	AIA Group Ltd., Sponsored ADR	45,602
897	Allianz SE, Sponsored ADR	17,051
74	Hartford Financial Services Group, Inc. (The)	3,579
1,616	Legal & General Group PLC, Sponsored ADR	26,260
133	MetLife, Inc.	6,891
68	Prudential Financial, Inc.	7,278
803	Prudential PLC, Sponsored ADR	35,645
95	Torchmark Corp.	7,288
65	Unum Group	3,011

		154,926

	Internet & Direct Marketing Retail – 2.2%
59	Amazon.com, Inc.(b)	54,574
8	Netflix, Inc.(b)	1,218
1	Priceline Group, Inc. (The)(b)	1,847
8	TripAdvisor, Inc.(b)	360

		57,999

	Internet Software & Services – 6.2%
92	Alphabet, Inc., Class A(b)	85,056
2	Alphabet, Inc., Class C(b)	1,812
23	eBay, Inc.(b)	768
255	Facebook, Inc., Class A(b)	38,314
1,046	Tencent Holdings Ltd., ADR	32,792
59	Yahoo!, Inc.(b)	2,844

		161,586

	IT Services – 5.0%
9	Accenture PLC, Class A	1,092
37	Cognizant Technology Solutions Corp., Class A(b)	2,228
20	CSRA, Inc.	582
52	International Business Machines Corp.	8,335
331	MasterCard, Inc., Class A	38,502
28	PayPal Holdings, Inc.(b)	1,336
847	Visa, Inc., Class A	77,263
59	Western Union Co. (The)	1,172

		130,510

	Leisure Products – 0.0%
11	Hasbro, Inc.	1,090

	Life Sciences Tools & Services – 3.4%
23	Agilent Technologies, Inc.	1,266
45	Illumina, Inc.(b)	8,319
472	Thermo Fisher Scientific, Inc.	78,036

		87,621

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.8%
63	Caterpillar, Inc.	$6,442
63	Deere & Co.	7,032
26	Flowserve Corp.	1,323
18	Parker Hannifin Corp.	2,894
57	Xylem, Inc.	2,930

		20,621

	Media – 0.8%
19	CBS Corp., Class A	1,278
17	Interpublic Group of Cos., Inc. (The)	401
62	News Corp., Class A	789
5	Omnicom Group, Inc.	410
27	TEGNA, Inc.	688
119	Twenty-First Century Fox, Inc., Class A	3,634
39	Twenty-First Century Fox, Inc., Class B	1,164
98	Walt Disney Co. (The)	11,329

		19,693

	Multiline Retail – 0.0%
17	Kohl’s Corp.	663
8	Target Corp.	447

		1,110

	Personal Products – 1.2%
14	Estee Lauder Cos., Inc. (The), Class A	1,220
584	Unilever NV	30,508

		31,728

	Pharmaceuticals – 3.6%
25	Allergan PLC	6,097
78	Bristol-Myers Squibb Co.	4,372
49	Eli Lilly & Co.	4,021
98	Johnson & Johnson	12,100
124	Merck & Co., Inc.	7,729
70	Mylan NV(b)	2,615
1,158	Novo Nordisk AS, Sponsored ADR	44,791
326	Pfizer, Inc.	11,058
22	Zoetis, Inc.	1,234

		94,017

	Professional Services – 0.1%
19	Verisk Analytics, Inc.(b)	1,573

	Real Estate Management & Development – 0.1%
64	CBRE Group, Inc., Class A(b)	2,292

	REITs—Apartments – 0.2%
7	AvalonBay Communities, Inc.	1,329
48	Equity Residential	3,100
4	Mid-America Apartment Communities, Inc.	397

		4,826

	REITs—Diversified – 0.6%
109	Crown Castle International Corp.	10,312

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Diversified – continued
10	Digital Realty Trust, Inc.	$1,148
21	Vornado Realty Trust	2,021
101	Weyerhaeuser Co.	3,421

		16,902

	REITs—Health Care – 0.1%
44	HCP, Inc.	1,380
35	Ventas, Inc.	2,240

		3,620

	REITs—Office Property – 0.1%
17	Boston Properties, Inc.	2,152

	REITs—Regional Malls – 0.1%
15	Simon Property Group, Inc.	2,479

	REITs—Specialty & Other – 0.1%
3	Equinix, Inc.	1,253
31	Iron Mountain, Inc.	1,078

		2,331

	REITs—Storage – 0.1%
18	Public Storage	3,769

	Road & Rail – 0.7%
56	CSX Corp.	2,847
31	Kansas City Southern	2,792
46	Norfolk Southern Corp.	5,405
62	Union Pacific Corp.	6,941

		17,985

	Semiconductors & Semiconductor Equipment – 1.1%
112	ASML Holding NV, (Registered)	14,767
31	First Solar, Inc.(b)	916
227	Intel Corp.	8,206
46	Micron Technology, Inc.(b)	1,273
11	NVIDIA Corp.	1,147
24	QUALCOMM, Inc.	1,290
15	Texas Instruments, Inc.	1,188
7	Xilinx, Inc.	442

		29,229

	Software – 3.7%
245	Ellie Mae, Inc.(b)	24,931
922	Microsoft Corp.	63,120
149	Oracle Corp.	6,699
11	Symantec Corp.	348

		95,098

	Specialty Retail – 0.3%
9	Best Buy Co., Inc.	466
25	Home Depot, Inc. (The)	3,903
16	Lowe’s Cos., Inc.	1,358
44	Staples, Inc.	430

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
8	Tiffany & Co.	$733

		6,890

	Technology Hardware, Storage & Peripherals – 0.4%
46	Apple, Inc.	6,608
29	NetApp, Inc.	1,156
26	Western Digital Corp.	2,316
155	Xerox Corp.	1,114

		11,194

	Textiles, Apparel & Luxury Goods – 1.1%
2,815	Cie Financiere Richemont S.A., Sponsored ADR	23,365
43	Hanesbrands, Inc.	938
62	NIKE, Inc., Class B	3,435
7	PVH Corp.	707
8	VF Corp.	437

		28,882

	Trading Companies & Distributors – 0.2%
52	Fastenal Co.	2,323
15	W.W. Grainger, Inc.	2,891

		5,214

	Water Utilities – 0.9%
306	American Water Works Co., Inc.	24,407

	Total Common Stocks (Identified Cost $2,097,840)	2,186,099

Affiliated Mutual Funds – 11.7%
9,620	Loomis Sayles Inflation Protected Securities Fund, Class N	101,014
4,422	Loomis Sayles Limited Term Government and Agency Fund, Class N	50,362
15,127	Mirova Global Green Bond Fund, Class N(b)	151,571

	Total Mutual Funds (Identified Cost $302,540)	302,947

Description	Value (†)
Total Investments – 95.9% (Identified Cost $2,400,380)(a)	$2,489,046
Other assets less liabilities – 4.1%	107,245

Net Assets – 100.0%	$2,596,291

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2017, the net unrealized appreciation on investments based on a cost of $2,400,380 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$112,315
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(23,649)

Net unrealized appreciation	$88,666

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund for the period ended April 30, 2017, is as follows:

Fund	Beginning Value	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(1)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$100,914	$—	$—	$100	$101,014	$444
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	50,600	238	(1)	1	50,362	159
Mirova Global Green Bond Fund, Class N	—	151,265	—	—	306	151,571	—

Total	$—	$302,779	$238	$(1)	$407	$302,947	$603

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,186,099	$—	$—	$2,186,099
Affiliated Mutual Funds	302,947	—	—	302,947

Total	$2,489,046	$—	$—	$2,489,046

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

Affiliated Mutual Funds	11.7%
Internet Software & Services	6.2
Insurance	6.0
Health Care Equipment & Supplies	5.9
Chemicals	5.8
IT Services	5.0
Software	3.7
Banks	3.6
Pharmaceuticals	3.6
Industrial Conglomerates	3.6
Life Sciences Tools & Services	3.4
Electrical Equipment	3.3
Auto Components	2.4
Capital Markets	2.3
Internet & Direct Marketing Retail	2.2
Building Products	2.2
Automobiles	2.2
Diversified Telecommunication Services	2.0
Electric Utilities	2.0
Other Investments, less than 2% each	18.8

Total Investments	95.9
Other assets less liabilities	4.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks – 88.0% of Net Assets
	Aerospace & Defense – 0.1%
44	Arconic, Inc.	$1,202

	Air Freight & Logistics – 0.1%
10	United Parcel Service, Inc., Class B	1,075

	Auto Components – 2.5%
13	BorgWarner, Inc.	550
372	Delphi Automotive PLC	29,909
10	Goodyear Tire & Rubber Co. (The)	362
607	Valeo S.A., Sponsored ADR	21,870

		52,691

	Automobiles – 2.2%
1,049	Byd Co. Ltd., ADR	12,334
193	Ford Motor Co.	2,214
296	Toyota Motor Corp., Sponsored ADR	32,009

		46,557

	Banks – 3.8%
432	Bank of America Corp.	10,083
138	Citigroup, Inc.	8,159
85	Citizens Financial Group, Inc.	3,120
174	Huntington Bancshares, Inc.	2,238
1,143	KBC Group NV, Sponsored ADR	41,102
180	KeyCorp	3,283
482	People’s United Financial, Inc.	8,420
64	Zions Bancorporation	2,562

		78,967

	Beverages – 0.9%
67	Brown-Forman Corp., Class B	3,170
158	Coca-Cola Co. (The)	6,818
4	Dr Pepper Snapple Group, Inc.	367
16	Molson Coors Brewing Co., Class B	1,534
23	Monster Beverage Corp.(b)	1,044
52	PepsiCo, Inc.	5,890

		18,823

	Biotechnology – 1.2%
16	AbbVie, Inc.	1,055
50	Alexion Pharmaceuticals, Inc.(b)	6,389
18	Amgen, Inc.	2,940
4	Biogen, Inc.(b)	1,085
206	Gilead Sciences, Inc.	14,121

		25,590

	Building Products – 2.3%
629	A.O. Smith Corp.	33,890
55	Fortune Brands Home & Security, Inc.	3,506

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – continued
258	Johnson Controls International PLC	$10,725

		48,121

	Capital Markets – 2.4%
7	Affiliated Managers Group, Inc.	1,159
10	Ameriprise Financial, Inc.	1,279
139	Bank of New York Mellon Corp. (The)	6,541
13	BlackRock, Inc.	4,999
25	Charles Schwab Corp. (The)	971
24	CME Group, Inc.	2,789
97	Franklin Resources, Inc.	4,182
36	Goldman Sachs Group, Inc. (The)	8,057
17	Intercontinental Exchange, Inc.	1,023
30	Invesco Ltd.	988
9	Moody’s Corp.	1,065
18	Nasdaq, Inc.	1,240
54	Northern Trust Corp.	4,860
8	S&P Global, Inc.	1,074
45	State Street Corp.	3,775
90	T. Rowe Price Group, Inc.	6,380

		50,382

	Chemicals – 6.0%
14	Air Products & Chemicals, Inc.	1,967
454	Chr. Hansen Holding AS, Sponsored ADR	15,449
59	Dow Chemical Co. (The)	3,705
52	E.I. du Pont de Nemours & Co.	4,147
285	Ecolab, Inc.	36,791
103	International Flavors & Fragrances, Inc.	14,275
239	Novozymes AS, Sponsored ADR	10,327
55	Praxair, Inc.	6,874
1,810	Symrise AG, Sponsored ADR	31,657

		125,192

	Commercial Services & Supplies – 0.1%
65	Pitney Bowes, Inc.	864
10	Stericycle, Inc.(b)	853

		1,717

	Communications Equipment – 0.6%
305	Cisco Systems, Inc.	10,391
13	Motorola Solutions, Inc.	1,118

		11,509

	Construction & Engineering – 0.1%
31	Fluor Corp.	1,591

	Consumer Finance – 0.3%
39	American Express Co.	3,091
33	Navient Corp.	502
62	Synchrony Financial	1,723

		5,316

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.3%
12	Avery Dennison Corp.	$999
39	Ball Corp.	2,999
51	International Paper Co.	2,752

		6,750

	Distributors – 0.0%
9	Genuine Parts Co.	828

	Diversified Consumer Services – 0.0%
15	H&R Block, Inc.	372

	Diversified Telecommunication Services – 2.1%
409	AT&T, Inc.	16,209
1,109	Deutsche Telekom AG, Sponsored ADR	19,461
174	Verizon Communications, Inc.	7,988

		43,658

	Electric Utilities – 2.0%
24	Eversource Energy	1,425
305	NextEra Energy, Inc.	40,736

		42,161

	Electrical Equipment – 3.4%
84	Acuity Brands, Inc.	14,792
442	Eaton Corp. PLC	33,433
776	Vestas Wind Systems AS, Sponsored ADR	22,240

		70,465

	Electronic Equipment, Instruments & Components – 0.1%
17	TE Connectivity Ltd.	1,315

	Food & Staples Retailing – 0.7%
63	CVS Health Corp.	5,194
82	Sysco Corp.	4,335
124	United Natural Foods, Inc.(b)	5,150

		14,679

	Food Products – 1.3%
65	Archer-Daniels-Midland Co.	2,974
13	Campbell Soup Co.	748
54	Conagra Brands, Inc.	2,094
25	General Mills, Inc.	1,438
17	Hormel Foods Corp.	596
12	J.M. Smucker Co. (The)	1,521
37	Kellogg Co.	2,627
56	Kraft Heinz Co. (The)	5,062
27	Mead Johnson Nutrition Co.	2,395
132	Mondelez International, Inc., Class A	5,944
13	Tyson Foods, Inc., Class A	835

		26,234

	Health Care Equipment & Supplies – 6.1%
74	Abbott Laboratories	3,229
64	Baxter International, Inc.	3,563
1,352	Coloplast AS, Sponsored ADR	11,533

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
9	Cooper Cos., Inc. (The)	$1,803
539	Danaher Corp.	44,915
674	Essilor International S.A., Sponsored ADR	43,743
9	Hologic, Inc.(b)	406
221	Medtronic PLC	18,363

		127,555

	Health Care Providers & Services – 1.1%
8	Aetna, Inc.	1,081
4	AmerisourceBergen Corp.	328
23	Anthem, Inc.	4,091
4	Cardinal Health, Inc.	290
7	Centene Corp.(b)	521
20	Cigna Corp.	3,127
25	DaVita, Inc.(b)	1,725
37	Express Scripts Holding Co.(b)	2,270
22	HCA Holdings, Inc.(b)	1,853
5	Humana, Inc.	1,110
2	Laboratory Corp. of America Holdings(b)	280
12	McKesson Corp.	1,660
10	Quest Diagnostics, Inc.	1,055
15	UnitedHealth Group, Inc.	2,623
8	Universal Health Services, Inc., Class B	966

		22,980

	Home Construction – 0.6%
290	Geberit AG, ADR	13,024

	Hotels, Restaurants & Leisure – 0.5%
9	Carnival Corp.	556
59	McDonald’s Corp.	8,256
23	Starbucks Corp.	1,381
6	Wyndham Worldwide Corp.	572

		10,765

	Household Durables – 1.2%
8	Lennar Corp., Class A	404
1,483	Sekisui House Ltd., Sponsored ADR	24,751

		25,155

	Household Products – 0.8%
7	Church & Dwight Co., Inc.	347
11	Clorox Co. (The)	1,470
54	Colgate-Palmolive Co.	3,890
118	Procter & Gamble Co. (The)	10,305

		16,012

	Independent Power & Renewable Electricity Producers – 0.4%
104	Ormat Technologies, Inc.	6,142
85	Pattern Energy Group, Inc.	1,872

		8,014

	Industrial Conglomerates – 3.7%
64	3M Co.	12,533

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
281	General Electric Co.	$8,146
262	Roper Technologies, Inc.	57,300

		77,979

	Insurance – 6.2%
27	Aflac, Inc.	2,022
1,355	AIA Group Ltd., Sponsored ADR	37,723
743	Allianz SE, Sponsored ADR	14,124
63	Hartford Financial Services Group, Inc. (The)	3,047
1,338	Legal & General Group PLC, Sponsored ADR	21,742
113	MetLife, Inc.	5,854
58	Prudential Financial, Inc.	6,208
665	Prudential PLC, Sponsored ADR	29,519
80	Torchmark Corp.	6,137
55	Unum Group	2,548

		128,924

	Internet & Direct Marketing Retail – 2.3%
49	Amazon.com, Inc.(b)	45,325
7	Netflix, Inc.(b)	1,065
1	Priceline Group, Inc. (The)(b)	1,847
7	TripAdvisor, Inc.(b)	315

		48,552

	Internet Software & Services – 6.5%
77	Alphabet, Inc., Class A(b)	71,188
2	Alphabet, Inc., Class C(b)	1,812
20	eBay, Inc.(b)	668
213	Facebook, Inc., Class A(b)	32,003
865	Tencent Holdings Ltd., ADR	27,118
51	Yahoo!, Inc.(b)	2,459

		135,248

	IT Services – 5.2%
8	Accenture PLC, Class A	970
29	Cognizant Technology Solutions Corp., Class A(b)	1,747
17	CSRA, Inc.	494
44	International Business Machines Corp.	7,053
274	MasterCard, Inc., Class A	31,872
24	PayPal Holdings, Inc.(b)	1,145
703	Visa, Inc., Class A	64,128
50	Western Union Co. (The)	993

		108,402

	Leisure Products – 0.0%
10	Hasbro, Inc.	991

	Life Sciences Tools & Services – 3.5%
20	Agilent Technologies, Inc.	1,101
37	Illumina, Inc.(b)	6,840
391	Thermo Fisher Scientific, Inc.	64,644

		72,585

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.9%
53	Caterpillar, Inc.	$5,420
55	Deere & Co.	6,139
23	Flowserve Corp.	1,170
15	Parker Hannifin Corp.	2,412
50	Xylem, Inc.	2,570

		17,711

	Media – 0.8%
17	CBS Corp., Class A	1,143
14	Interpublic Group of Cos., Inc. (The)	330
52	News Corp., Class A	662
4	Omnicom Group, Inc.	329
23	TEGNA, Inc.	586
100	Twenty-First Century Fox, Inc., Class A	3,054
33	Twenty-First Century Fox, Inc., Class B	985
85	Walt Disney Co. (The)	9,826

		16,915

	Multiline Retail – 0.0%
14	Kohl’s Corp.	546
7	Target Corp.	391

		937

	Personal Products – 1.3%
10	Estee Lauder Cos., Inc. (The), Class A	871
483	Unilever NV	25,232

		26,103

	Pharmaceuticals – 3.8%
21	Allergan PLC	5,121
67	Bristol-Myers Squibb Co.	3,755
51	Eli Lilly & Co.	4,185
83	Johnson & Johnson	10,248
107	Merck & Co., Inc.	6,669
59	Mylan NV(b)	2,204
959	Novo Nordisk AS, Sponsored ADR	37,094
279	Pfizer, Inc.	9,464
19	Zoetis, Inc.	1,066

		79,806

	Professional Services – 0.1%
17	Verisk Analytics, Inc.(b)	1,408

	Real Estate Management & Development – 0.1%
55	CBRE Group, Inc., Class A(b)	1,970

	REITs – Apartments – 0.2%
6	AvalonBay Communities, Inc.	1,139
41	Equity Residential	2,648
4	Mid-America Apartment Communities, Inc.	397

		4,184

	REITs – Diversified – 0.7%
92	Crown Castle International Corp.	8,703

Shares	Description	Value (†)
Common Stocks – continued
	REITs – Diversified – continued
9	Digital Realty Trust, Inc.	$1,034
18	Vornado Realty Trust	1,732
86	Weyerhaeuser Co.	2,913

		14,382

	REITs – Health Care – 0.1%
37	HCP, Inc.	1,160
30	Ventas, Inc.	1,920

		3,080

	REITs – Office Property – 0.1%
15	Boston Properties, Inc.	1,899

	REITs – Regional Malls – 0.1%
13	Simon Property Group, Inc.	2,148

	REITs – Specialty & Other – 0.1%
3	Equinix, Inc.	1,253
26	Iron Mountain, Inc.	904

		2,157

	REITs – Storage – 0.2%
15	Public Storage	3,141

	Road & Rail – 0.7%
47	CSX Corp.	2,389
26	Kansas City Southern	2,342
40	Norfolk Southern Corp.	4,700
53	Union Pacific Corp.	5,934

		15,365

	Semiconductors & Semiconductor Equipment – 1.2%
93	ASML Holding NV, (Registered)	12,262
27	First Solar, Inc.(b)	798
194	Intel Corp.	7,013
39	Micron Technology, Inc.(b)	1,079
10	NVIDIA Corp.	1,043
21	QUALCOMM, Inc.	1,129
13	Texas Instruments, Inc.	1,029
6	Xilinx, Inc.	379

		24,732

	Software – 3.8%
203	Ellie Mae, Inc.(b)	20,657
767	Microsoft Corp.	52,509
128	Oracle Corp.	5,755
9	Symantec Corp.	285

		79,206

	Specialty Retail – 0.3%
8	Best Buy Co., Inc.	415
22	Home Depot, Inc. (The)	3,434
14	Lowe’s Cos., Inc.	1,188
38	Staples, Inc.	371

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
7	Tiffany & Co.	$642

		6,050

	Technology Hardware, Storage & Peripherals – 0.5%
40	Apple, Inc.	5,746
25	NetApp, Inc.	996
23	Western Digital Corp.	2,049
131	Xerox Corp.	942

		9,733

	Textiles, Apparel & Luxury Goods – 1.2%
2,330	Cie Financiere Richemont S.A., Sponsored ADR	19,339
36	Hanesbrands, Inc.	785
54	NIKE, Inc., Class B	2,992
6	PVH Corp.	606
7	VF Corp.	383

		24,105

	Trading Companies & Distributors – 0.2%
45	Fastenal Co.	2,011
13	W.W. Grainger, Inc.	2,505

		4,516

	Water Utilities – 1.0%
254	American Water Works Co., Inc.	20,259

	Total Common Stocks (Identified Cost $1,758,004)	1,831,188

Affiliated Mutual Funds – 7.8%
3,857	Loomis Sayles Inflation Protected Securities Fund, Class N	40,496
3,544	Loomis Sayles Limited Term Government and Agency Fund, Class N	40,368
8,085	Mirova Global Green Bond Fund, Class N(b)	81,012

	Total Mutual Funds (Identified Cost $161,671)	161,876

Description	Value (†)
Total Investments – 95.8% (Identified Cost $1,919,675)(a)	$1,993,064
Other assets less liabilities – 4.2%	86,495

Net Assets – 100.0%	$2,079,559

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2017, the net unrealized appreciation on investments based on a cost of $1,919,675 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$93,435
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,046)

Net unrealized appreciation	$73,389

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund for the period ended April 30, 2017, is as follows:

Fund	Beginning Value	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(1)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$40,456	$—	$—	$40	$40,496	$178
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	40,526	158	—	—	40,368	128
Mirova Global Green Bond Fund, Class N	—	80,847	—	—	165	81,012	—

Total	$—	$161,829	$158	$—	$205	$161,876	$306

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,831,188	$—	$—	$1,831,188
Affiliated Mutual Funds	161,876	—	—	161,876

Total	$1,993,064	$—	$—	$1,993,064

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For	the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

Affiliated Mutual Funds	7.8%
Internet Software & Services	6.5
Insurance	6.2
Health Care Equipment & Supplies	6.1
Chemicals	6.0
IT Services	5.2
Pharmaceuticals	3.8
Software	3.8
Banks	3.8
Industrial Conglomerates	3.7
Life Sciences Tools & Services	3.5
Electrical Equipment	3.4
Auto Components	2.5
Capital Markets	2.4
Internet & Direct Marketing Retail	2.3
Building Products	2.3
Automobiles	2.2
Diversified Telecommunication Services	2.1
Electric Utilities	2.0
Other Investments, less than 2% each	20.2

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks – 89.9% of Net Assets
	Aerospace & Defense – 0.1%
44	Arconic, Inc.	$1,202

	Air Freight & Logistics – 0.1%
10	United Parcel Service, Inc., Class B	1,075

	Auto Components – 2.6%
13	BorgWarner, Inc.	550
384	Delphi Automotive PLC	30,873
10	Goodyear Tire & Rubber Co. (The)	362
627	Valeo S.A., Sponsored ADR	22,591

		54,376

	Automobiles – 2.3%
1,084	Byd Co. Ltd., ADR	12,745
193	Ford Motor Co.	2,214
306	Toyota Motor Corp., Sponsored ADR	33,091

		48,050

	Banks – 3.9%
432	Bank of America Corp.	10,083
138	Citigroup, Inc.	8,159
85	Citizens Financial Group, Inc.	3,120
174	Huntington Bancshares, Inc.	2,238
1,181	KBC Group NV, Sponsored ADR	42,469
180	KeyCorp	3,283
482	People’s United Financial, Inc.	8,420
64	Zions Bancorporation	2,562

		80,334

	Beverages – 0.9%
67	Brown-Forman Corp., Class B	3,170
158	Coca-Cola Co. (The)	6,818
4	Dr Pepper Snapple Group, Inc.	367
16	Molson Coors Brewing Co., Class B	1,534
23	Monster Beverage Corp.(b)	1,044
52	PepsiCo, Inc.	5,890

		18,823

	Biotechnology – 1.3%
16	AbbVie, Inc.	1,055
52	Alexion Pharmaceuticals, Inc.(b)	6,644
18	Amgen, Inc.	2,940
4	Biogen, Inc.(b)	1,085
212	Gilead Sciences, Inc.	14,533

		26,257

	Building Products – 2.4%
650	A.O. Smith Corp.	35,022
55	Fortune Brands Home & Security, Inc.	3,506

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – continued
258	Johnson Controls International PLC	$10,725

		49,253

	Capital Markets – 2.4%
7	Affiliated Managers Group, Inc.	1,159
10	Ameriprise Financial, Inc.	1,279
139	Bank of New York Mellon Corp. (The)	6,541
13	BlackRock, Inc.	4,999
25	Charles Schwab Corp. (The)	971
24	CME Group, Inc.	2,789
97	Franklin Resources, Inc.	4,182
36	Goldman Sachs Group, Inc. (The)	8,057
17	Intercontinental Exchange, Inc.	1,023
30	Invesco Ltd.	988
9	Moody’s Corp.	1,065
18	Nasdaq, Inc.	1,240
54	Northern Trust Corp.	4,860
8	S&P Global, Inc.	1,074
45	State Street Corp.	3,775
90	T. Rowe Price Group, Inc.	6,380

		50,382

	Chemicals – 6.2%
14	Air Products & Chemicals, Inc.	1,967
469	Chr. Hansen Holding AS, Sponsored ADR	15,960
59	Dow Chemical Co. (The)	3,705
52	E.I. du Pont de Nemours & Co.	4,147
293	Ecolab, Inc.	37,823
106	International Flavors & Fragrances, Inc.	14,691
247	Novozymes AS, Sponsored ADR	10,673
55	Praxair, Inc.	6,874
1,871	Symrise AG, Sponsored ADR	32,724

		128,564

	Commercial Services & Supplies – 0.1%
65	Pitney Bowes, Inc.	864
10	Stericycle, Inc.(b)	853

		1,717

	Communications Equipment – 0.5%
305	Cisco Systems, Inc.	10,391
13	Motorola Solutions, Inc.	1,118

		11,509

	Construction & Engineering – 0.1%
31	Fluor Corp.	1,591

	Consumer Finance – 0.3%
39	American Express Co.	3,091
33	Navient Corp.	502
62	Synchrony Financial	1,723

		5,316

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.3%
12	Avery Dennison Corp.	$999
39	Ball Corp.	2,999
51	International Paper Co.	2,752

		6,750

	Distributors – 0.0%
9	Genuine Parts Co.	828

	Diversified Consumer Services – 0.0%
15	H&R Block, Inc.	372

	Diversified Telecommunication Services – 2.1%
409	AT&T, Inc.	16,209
1,146	Deutsche Telekom AG, Sponsored ADR	20,110
174	Verizon Communications, Inc.	7,988

		44,307

	Electric Utilities – 2.1%
24	Eversource Energy	1,426
315	NextEra Energy, Inc.	42,071

		43,497

	Electrical Equipment – 3.5%
87	Acuity Brands, Inc.	15,321
456	Eaton Corp. PLC	34,492
802	Vestas Wind Systems AS, Sponsored ADR	22,985

		72,798

	Electronic Equipment, Instruments & Components – 0.1%
17	TE Connectivity Ltd.	1,315

	Food & Staples Retailing – 0.7%
63	CVS Health Corp.	5,194
82	Sysco Corp.	4,335
128	United Natural Foods, Inc.(b)	5,316

		14,845

	Food Products – 1.3%
65	Archer-Daniels-Midland Co.	2,974
13	Campbell Soup Co.	748
54	Conagra Brands, Inc.	2,094
25	General Mills, Inc.	1,438
17	Hormel Foods Corp.	596
12	J.M. Smucker Co. (The)	1,521
37	Kellogg Co.	2,627
56	Kraft Heinz Co. (The)	5,062
27	Mead Johnson Nutrition Co.	2,395
132	Mondelez International, Inc., Class A	5,944
13	Tyson Foods, Inc., Class A	835

		26,234

	Health Care Equipment & Supplies – 6.3%
74	Abbott Laboratories	3,229
64	Baxter International, Inc.	3,564
1,397	Coloplast AS, Sponsored ADR	11,916

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
9	Cooper Cos., Inc. (The)	$1,803
555	Danaher Corp.	46,248
697	Essilor International S.A., Sponsored ADR	45,235
9	Hologic, Inc.(b)	406
227	Medtronic PLC	18,862

		131,263

	Health Care Providers & Services – 1.1%
8	Aetna, Inc.	1,081
4	AmerisourceBergen Corp.	328
23	Anthem, Inc.	4,091
4	Cardinal Health, Inc.	290
7	Centene Corp.(b)	521
20	Cigna Corp.	3,127
25	DaVita, Inc.(b)	1,725
37	Express Scripts Holding Co.(b)	2,270
22	HCA Holdings, Inc.(b)	1,853
5	Humana, Inc.	1,110
2	Laboratory Corp. of America Holdings(b)	280
12	McKesson Corp.	1,660
10	Quest Diagnostics, Inc.	1,055
15	UnitedHealth Group, Inc.	2,623
8	Universal Health Services, Inc., Class B	966

		22,980

	Home Construction – 0.6%
300	Geberit AG, ADR	13,473

	Hotels, Restaurants & Leisure – 0.5%
9	Carnival Corp.	556
59	McDonald’s Corp.	8,256
23	Starbucks Corp.	1,381
6	Wyndham Worldwide Corp.	572

		10,765

	Household Durables – 1.2%
8	Lennar Corp., Class A	404
1,533	Sekisui House Ltd., Sponsored ADR	25,586

		25,990

	Household Products – 0.8%
7	Church & Dwight Co., Inc.	347
11	Clorox Co. (The)	1,470
54	Colgate-Palmolive Co.	3,890
118	Procter & Gamble Co. (The)	10,305

		16,012

	Independent Power & Renewable Electricity Producers – 0.4%
104	Ormat Technologies, Inc.	6,142
85	Pattern Energy Group, Inc.	1,872

		8,014

	Industrial Conglomerates – 3.8%
64	3M Co.	12,533

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
281	General Electric Co.	$8,146
270	Roper Technologies, Inc.	59,049

		79,728

	Insurance – 6.4%
27	Aflac, Inc.	2,022
1,400	AIA Group Ltd., Sponsored ADR	38,976
767	Allianz SE, Sponsored ADR	14,580
63	Hartford Financial Services Group, Inc. (The)	3,047
1,382	Legal & General Group PLC, Sponsored ADR	22,457
113	MetLife, Inc.	5,854
58	Prudential Financial, Inc.	6,208
687	Prudential PLC, Sponsored ADR	30,496
80	Torchmark Corp.	6,137
55	Unum Group	2,548

		132,325

	Internet & Direct Marketing Retail – 2.4%
51	Amazon.com, Inc.(b)	47,175
7	Netflix, Inc.(b)	1,065
1	Priceline Group, Inc. (The)(b)	1,847
7	TripAdvisor, Inc.(b)	315

		50,402

	Internet Software & Services – 6.7%
79	Alphabet, Inc., Class A(b)	73,037
2	Alphabet, Inc., Class C(b)	1,812
20	eBay, Inc.(b)	668
219	Facebook, Inc., Class A(b)	32,905
894	Tencent Holdings Ltd., ADR	28,027
51	Yahoo!, Inc.(b)	2,459

		138,908

	IT Services – 5.4%
8	Accenture PLC, Class A	970
31	Cognizant Technology Solutions Corp., Class A(b)	1,867
17	CSRA, Inc.	494
44	International Business Machines Corp.	7,053
283	MasterCard, Inc., Class A	32,919
24	PayPal Holdings, Inc.(b)	1,145
725	Visa, Inc., Class A	66,135
50	Western Union Co. (The)	993

		111,576

	Leisure Products – 0.0%
10	Hasbro, Inc.	991

	Life Sciences Tools & Services – 3.6%
20	Agilent Technologies, Inc.	1,101
38	Illumina, Inc.(b)	7,025
403	Thermo Fisher Scientific, Inc.	66,628

		74,754

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.8%
53	Caterpillar, Inc.	$5,420
55	Deere & Co.	6,139
23	Flowserve Corp.	1,170
15	Parker Hannifin Corp.	2,412
50	Xylem, Inc.	2,570

		17,711

	Media – 0.8%
17	CBS Corp., Class A	1,143
14	Interpublic Group of Cos., Inc. (The)	330
52	News Corp., Class A	662
4	Omnicom Group, Inc.	329
23	TEGNA, Inc.	586
100	Twenty-First Century Fox, Inc., Class A	3,054
33	Twenty-First Century Fox, Inc., Class B	985
85	Walt Disney Co. (The)	9,826

		16,915

	Multiline Retail – 0.0%
14	Kohl’s Corp.	546
7	Target Corp.	391

		937

	Personal Products – 1.3%
11	Estee Lauder Cos., Inc. (The), Class A	958
499	Unilever NV	26,068

		27,026

	Pharmaceuticals – 3.9%
21	Allergan PLC	5,121
67	Bristol-Myers Squibb Co.	3,755
51	Eli Lilly & Co.	4,185
83	Johnson & Johnson	10,248
107	Merck & Co., Inc.	6,669
59	Mylan NV(b)	2,204
991	Novo Nordisk AS, Sponsored ADR	38,332
279	Pfizer, Inc.	9,464
19	Zoetis, Inc.	1,066

		81,044

	Professional Services – 0.1%
17	Verisk Analytics, Inc.(b)	1,408

	Real Estate Management & Development – 0.1%
55	CBRE Group, Inc., Class A(b)	1,970

	REITs—Apartments – 0.2%
6	AvalonBay Communities, Inc.	1,139
41	Equity Residential	2,648
4	Mid-America Apartment Communities, Inc.	397

		4,184

	REITs—Diversified – 0.7%
92	Crown Castle International Corp.	8,703

Shares	Description	Value (†)
Common Stocks – continued
	REITs – Diversified – continued
9	Digital Realty Trust, Inc.	$1,034
18	Vornado Realty Trust	1,732
86	Weyerhaeuser Co.	2,913

		14,382

	REITs – Health Care – 0.1%
37	HCP, Inc.	1,160
30	Ventas, Inc.	1,920

		3,080

	REITs – Office Property – 0.1%
15	Boston Properties, Inc.	1,899

	REITs – Regional Malls – 0.1%
13	Simon Property Group, Inc.	2,148

	REITs – Specialty & Other – 0.1%
3	Equinix, Inc.	1,253
26	Iron Mountain, Inc.	904

		2,157

	REITs – Storage – 0.1%
15	Public Storage	3,141

	Road & Rail – 0.7%
47	CSX Corp.	2,389
26	Kansas City Southern	2,342
40	Norfolk Southern Corp.	4,700
53	Union Pacific Corp.	5,934

		15,365

	Semiconductors & Semiconductor Equipment – 1.2%
96	ASML Holding NV, (Registered)	12,658
27	First Solar, Inc.(b)	798
194	Intel Corp.	7,013
39	Micron Technology, Inc.(b)	1,079
10	NVIDIA Corp.	1,043
21	QUALCOMM, Inc.	1,128
13	Texas Instruments, Inc.	1,029
6	Xilinx, Inc.	379

		25,127

	Software – 3.9%
210	Ellie Mae, Inc.(b)	21,369
790	Microsoft Corp.	54,083
128	Oracle Corp.	5,755
9	Symantec Corp.	285

		81,492

	Specialty Retail – 0.3%
8	Best Buy Co., Inc.	415
22	Home Depot, Inc. (The)	3,434
14	Lowe’s Cos., Inc.	1,188
38	Staples, Inc.	371

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
7	Tiffany & Co.	$642

		6,050

	Technology Hardware, Storage & Peripherals – 0.5%
40	Apple, Inc.	5,746
25	NetApp, Inc.	996
23	Western Digital Corp.	2,049
131	Xerox Corp.	942

		9,733

	Textiles, Apparel & Luxury Goods – 1.2%
2,408	Cie Financiere Richemont S.A., Sponsored ADR	19,986
36	Hanesbrands, Inc.	785
54	NIKE, Inc., Class B	2,992
6	PVH Corp.	606
7	VF Corp.	383

		24,752

	Trading Companies & Distributors – 0.2%
45	Fastenal Co.	2,011
13	W.W. Grainger, Inc.	2,505

		4,516

	Water Utilities – 1.0%
262	American Water Works Co., Inc.	20,897

	Total Common Stocks (Identified Cost $1,796,868)	1,872,510

Affiliated Mutual Funds – 5.9%
3,859	Loomis Sayles Inflation Protected Securities Fund, Class N	40,520
1,774	Loomis Sayles Limited Term Government and Agency Fund, Class N	20,202
6,068	Mirova Global Green Bond Fund, Class N(b)	60,801

	Total Mutual Funds (Identified Cost $121,359)	121,523

Description	Value (†)
Total Investments – 95.8% (Identified Cost $1,918,227)(a)	$1,994,033
Other assets less liabilities – 4.2%	88,036

Net Assets – 100.0%	$2,082,069

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2017, the net unrealized appreciation on investments based on a cost of $1,918,227 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$96,065
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,259)

Net unrealized appreciation	$75,806

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund for the period ended April 30, 2017, is as follows:

Fund	Beginning Value	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(1)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$40,480	$—	$—	$40	$40,520	$178
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	20,321	119	—	—	20,202	64
Mirova Global Green Bond Fund, Class N	—	60,677	—	—	124	60,801	—

Total	$—	$121,478	$119	$—	$164	$121,523	$242

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,872,510	$—	$—	$1,872,510
Affiliated Mutual Funds	121,523	—	—	121,523

Total	$1,994,033	$—	$—	$1,994,033

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

Internet Software & Services	6.7%
Insurance	6.4
Health Care Equipment & Supplies	6.3
Chemicals	6.2
Affiliated Mutual Funds	5.9
IT Services	5.4
Software	3.9
Pharmaceuticals	3.9
Banks	3.9
Industrial Conglomerates	3.8
Life Sciences Tools & Services	3.6
Electrical Equipment	3.5
Auto Components	2.6
Internet & Direct Marketing Retail	2.4
Capital Markets	2.4
Building Products	2.4
Automobiles	2.3
Diversified Telecommunication Services	2.1
Electric Utilities	2.1
Other Investments, less than 2% each	20.0

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks – 89.9% of Net Assets
	Aerospace & Defense – 0.1%
44	Arconic, Inc.	$1,202

	Air Freight & Logistics – 0.1%
10	United Parcel Service, Inc., Class B	1,075

	Auto Components – 2.6%
13	BorgWarner, Inc.	550
384	Delphi Automotive PLC	30,873
10	Goodyear Tire & Rubber Co. (The)	362
627	Valeo S.A., Sponsored ADR	22,591

		54,376

	Automobiles – 2.3%
1,084	Byd Co. Ltd., ADR	12,745
193	Ford Motor Co.	2,214
306	Toyota Motor Corp., Sponsored ADR	33,091

		48,050

	Banks – 3.9%
432	Bank of America Corp.	10,083
138	Citigroup, Inc.	8,159
85	Citizens Financial Group, Inc.	3,120
174	Huntington Bancshares, Inc.	2,238
1,181	KBC Group NV, Sponsored ADR	42,469
180	KeyCorp	3,283
482	People’s United Financial, Inc.	8,420
64	Zions Bancorporation	2,562

		80,334

	Beverages – 0.9%
67	Brown-Forman Corp., Class B	3,170
158	Coca-Cola Co. (The)	6,818
4	Dr Pepper Snapple Group, Inc.	367
16	Molson Coors Brewing Co., Class B	1,534
23	Monster Beverage Corp.(b)	1,044
52	PepsiCo, Inc.	5,890

		18,823

	Biotechnology – 1.3%
16	AbbVie, Inc.	1,055
52	Alexion Pharmaceuticals, Inc.(b)	6,644
18	Amgen, Inc.	2,940
4	Biogen, Inc.(b)	1,085
212	Gilead Sciences, Inc.	14,533

		26,257

	Building Products – 2.4%
650	A.O. Smith Corp.	35,022
55	Fortune Brands Home & Security, Inc.	3,506

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – continued
258	Johnson Controls International PLC	$10,725

		49,253

	Capital Markets – 2.4%
7	Affiliated Managers Group, Inc.	1,159
10	Ameriprise Financial, Inc.	1,279
139	Bank of New York Mellon Corp. (The)	6,541
13	BlackRock, Inc.	4,999
25	Charles Schwab Corp. (The)	971
24	CME Group, Inc.	2,789
97	Franklin Resources, Inc.	4,182
36	Goldman Sachs Group, Inc. (The)	8,057
17	Intercontinental Exchange, Inc.	1,023
30	Invesco Ltd.	988
9	Moody’s Corp.	1,065
18	Nasdaq, Inc.	1,240
54	Northern Trust Corp.	4,860
8	S&P Global, Inc.	1,074
45	State Street Corp.	3,775
90	T. Rowe Price Group, Inc.	6,380

		50,382

	Chemicals – 6.2%
14	Air Products & Chemicals, Inc.	1,967
469	Chr. Hansen Holding AS, Sponsored ADR	15,960
59	Dow Chemical Co. (The)	3,705
52	E.I. du Pont de Nemours & Co.	4,147
293	Ecolab, Inc.	37,823
106	International Flavors & Fragrances, Inc.	14,691
247	Novozymes AS, Sponsored ADR	10,673
55	Praxair, Inc.	6,874
1,871	Symrise AG, Sponsored ADR	32,724

		128,564

	Commercial Services & Supplies – 0.1%
65	Pitney Bowes, Inc.	864
10	Stericycle, Inc.(b)	853

		1,717

	Communications Equipment – 0.5%
305	Cisco Systems, Inc.	10,391
13	Motorola Solutions, Inc.	1,118

		11,509

	Construction & Engineering – 0.1%
31	Fluor Corp.	1,591

	Consumer Finance – 0.3%
39	American Express Co.	3,091
33	Navient Corp.	502
62	Synchrony Financial	1,723

		5,316

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.3%
12	Avery Dennison Corp.	$999
39	Ball Corp.	2,999
51	International Paper Co.	2,752

		6,750

	Distributors – 0.0%
9	Genuine Parts Co.	828

	Diversified Consumer Services – 0.0%
15	H&R Block, Inc.	372

	Diversified Telecommunication Services – 2.1%
409	AT&T, Inc.	16,209
1,146	Deutsche Telekom AG, Sponsored ADR	20,110
174	Verizon Communications, Inc.	7,988

		44,307

	Electric Utilities – 2.1%
24	Eversource Energy	1,426
315	NextEra Energy, Inc.	42,071

		43,497

	Electrical Equipment – 3.5%
87	Acuity Brands, Inc.	15,321
456	Eaton Corp. PLC	34,492
802	Vestas Wind Systems AS, Sponsored ADR	22,985

		72,798

	Electronic Equipment, Instruments & Components – 0.1%
17	TE Connectivity Ltd.	1,315

	Food & Staples Retailing – 0.7%
63	CVS Health Corp.	5,194
82	Sysco Corp.	4,335
128	United Natural Foods, Inc.(b)	5,316

		14,845

	Food Products – 1.3%
65	Archer-Daniels-Midland Co.	2,974
13	Campbell Soup Co.	748
54	Conagra Brands, Inc.	2,094
25	General Mills, Inc.	1,438
17	Hormel Foods Corp.	596
12	J.M. Smucker Co. (The)	1,521
37	Kellogg Co.	2,627
56	Kraft Heinz Co. (The)	5,062
27	Mead Johnson Nutrition Co.	2,395
132	Mondelez International, Inc., Class A	5,944
13	Tyson Foods, Inc., Class A	835

		26,234

	Health Care Equipment & Supplies – 6.3%
74	Abbott Laboratories	3,229
64	Baxter International, Inc.	3,564
1,397	Coloplast AS, Sponsored ADR	11,916

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
9	Cooper Cos., Inc. (The)	$1,803
555	Danaher Corp.	46,248
697	Essilor International S.A., Sponsored ADR	45,235
9	Hologic, Inc.(b)	406
227	Medtronic PLC	18,862

		131,263

	Health Care Providers & Services – 1.1%
8	Aetna, Inc.	1,081
4	AmerisourceBergen Corp.	328
23	Anthem, Inc.	4,091
4	Cardinal Health, Inc.	290
7	Centene Corp.(b)	521
20	Cigna Corp.	3,127
25	DaVita, Inc.(b)	1,725
37	Express Scripts Holding Co.(b)	2,270
22	HCA Holdings, Inc.(b)	1,853
5	Humana, Inc.	1,110
2	Laboratory Corp. of America Holdings(b)	280
12	McKesson Corp.	1,660
10	Quest Diagnostics, Inc.	1,055
15	UnitedHealth Group, Inc.	2,623
8	Universal Health Services, Inc., Class B	966

		22,980

	Home Construction – 0.6%
300	Geberit AG, ADR	13,473

	Hotels, Restaurants & Leisure – 0.5%
9	Carnival Corp.	556
59	McDonald’s Corp.	8,256
23	Starbucks Corp.	1,381
6	Wyndham Worldwide Corp.	572

		10,765

	Household Durables – 1.2%
8	Lennar Corp., Class A	404
1,533	Sekisui House Ltd., Sponsored ADR	25,586

		25,990

	Household Products – 0.8%
7	Church & Dwight Co., Inc.	347
11	Clorox Co. (The)	1,470
54	Colgate-Palmolive Co.	3,890
118	Procter & Gamble Co. (The)	10,305

		16,012

	Independent Power & Renewable Electricity Producers – 0.4%
104	Ormat Technologies, Inc.	6,142
85	Pattern Energy Group, Inc.	1,872

		8,014

	Industrial Conglomerates – 3.8%
64	3M Co.	12,533

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
281	General Electric Co.	$8,146
270	Roper Technologies, Inc.	59,049

		79,728

	Insurance – 6.4%
27	Aflac, Inc.	2,022
1,400	AIA Group Ltd., Sponsored ADR	38,976
767	Allianz SE, Sponsored ADR	14,580
63	Hartford Financial Services Group, Inc. (The)	3,047
1,382	Legal & General Group PLC, Sponsored ADR	22,457
113	MetLife, Inc.	5,854
58	Prudential Financial, Inc.	6,208
687	Prudential PLC, Sponsored ADR	30,496
80	Torchmark Corp.	6,137
55	Unum Group	2,548

		132,325

	Internet & Direct Marketing Retail – 2.4%
51	Amazon.com, Inc.(b)	47,175
7	Netflix, Inc.(b)	1,065
1	Priceline Group, Inc. (The)(b)	1,847
7	TripAdvisor, Inc.(b)	315

		50,402

	Internet Software & Services – 6.7%
79	Alphabet, Inc., Class A(b)	73,037
2	Alphabet, Inc., Class C(b)	1,812
20	eBay, Inc.(b)	668
219	Facebook, Inc., Class A(b)	32,905
894	Tencent Holdings Ltd., ADR	28,027
51	Yahoo!, Inc.(b)	2,459

		138,908

	IT Services – 5.4%
8	Accenture PLC, Class A	970
29	Cognizant Technology Solutions Corp., Class A(b)	1,747
17	CSRA, Inc.	494
44	International Business Machines Corp.	7,053
283	MasterCard, Inc., Class A	32,919
24	PayPal Holdings, Inc.(b)	1,145
725	Visa, Inc., Class A	66,134
50	Western Union Co. (The)	993

		111,455

	Leisure Products – 0.0%
10	Hasbro, Inc.	991

	Life Sciences Tools & Services – 3.6%
20	Agilent Technologies, Inc.	1,101
38	Illumina, Inc.(b)	7,025
403	Thermo Fisher Scientific, Inc.	66,628

		74,754

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.8%
53	Caterpillar, Inc.	$5,420
55	Deere & Co.	6,139
23	Flowserve Corp.	1,170
15	Parker Hannifin Corp.	2,412
50	Xylem, Inc.	2,570

		17,711

	Media – 0.8%
17	CBS Corp., Class A	1,143
14	Interpublic Group of Cos., Inc. (The)	330
52	News Corp., Class A	662
4	Omnicom Group, Inc.	329
23	TEGNA, Inc.	586
100	Twenty-First Century Fox, Inc., Class A	3,054
33	Twenty-First Century Fox, Inc., Class B	985
85	Walt Disney Co. (The)	9,826

		16,915

	Multiline Retail – 0.0%
14	Kohl’s Corp.	546
7	Target Corp.	391

		937

	Personal Products – 1.3%
10	Estee Lauder Cos., Inc. (The), Class A	871
499	Unilever NV	26,068

		26,939

	Pharmaceuticals – 3.9%
21	Allergan PLC	5,121
67	Bristol-Myers Squibb Co.	3,755
51	Eli Lilly & Co.	4,185
83	Johnson & Johnson	10,248
107	Merck & Co., Inc.	6,669
59	Mylan NV(b)	2,204
991	Novo Nordisk AS, Sponsored ADR	38,332
279	Pfizer, Inc.	9,464
19	Zoetis, Inc.	1,066

		81,044

	Professional Services – 0.1%
17	Verisk Analytics, Inc.(b)	1,408

	Real Estate Management & Development – 0.1%
55	CBRE Group, Inc., Class A(b)	1,970

	REITs—Apartments – 0.2%
6	AvalonBay Communities, Inc.	1,139
41	Equity Residential	2,648
4	Mid-America Apartment Communities, Inc.	397

		4,184

	REITs—Diversified – 0.7%
92	Crown Castle International Corp.	8,703

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Diversified – continued
9	Digital Realty Trust, Inc.	$1,034
18	Vornado Realty Trust	1,732
86	Weyerhaeuser Co.	2,913

		14,382

	REITs—Health Care – 0.1%
37	HCP, Inc.	1,160
30	Ventas, Inc.	1,920

		3,080

	REITs—Office Property – 0.1%
15	Boston Properties, Inc.	1,899

	REITs—Regional Malls – 0.1%
13	Simon Property Group, Inc.	2,148

	REITs—Specialty & Other – 0.1%
3	Equinix, Inc.	1,253
26	Iron Mountain, Inc.	904

		2,157

	REITs—Storage – 0.1%
15	Public Storage	3,141

	Road & Rail – 0.7%
47	CSX Corp.	2,389
26	Kansas City Southern	2,342
40	Norfolk Southern Corp.	4,700
53	Union Pacific Corp.	5,934

		15,365

	Semiconductors & Semiconductor Equipment – 1.2%
96	ASML Holding NV, (Registered)	12,658
27	First Solar, Inc.(b)	798
194	Intel Corp.	7,013
39	Micron Technology, Inc.(b)	1,079
10	NVIDIA Corp.	1,043
21	QUALCOMM, Inc.	1,128
13	Texas Instruments, Inc.	1,029
6	Xilinx, Inc.	379

		25,127

	Software – 3.9%
210	Ellie Mae, Inc.(b)	21,369
790	Microsoft Corp.	54,083
128	Oracle Corp.	5,755
9	Symantec Corp.	285

		81,492

	Specialty Retail – 0.3%
8	Best Buy Co., Inc.	415
22	Home Depot, Inc. (The)	3,434
14	Lowe’s Cos., Inc.	1,188
38	Staples, Inc.	371

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
7	Tiffany & Co.	$642

		6,050

	Technology Hardware, Storage & Peripherals – 0.5%
40	Apple, Inc.	5,746
25	NetApp, Inc.	996
23	Western Digital Corp.	2,049
131	Xerox Corp.	942

		9,733

	Textiles, Apparel & Luxury Goods – 1.2%
2,408	Cie Financiere Richemont S.A., Sponsored ADR	19,986
36	Hanesbrands, Inc.	785
54	NIKE, Inc., Class B	2,992
6	PVH Corp.	606
7	VF Corp.	383

		24,752

	Trading Companies & Distributors – 0.2%
45	Fastenal Co.	2,011
13	W.W. Grainger, Inc.	2,505

		4,516

	Water Utilities – 1.0%
262	American Water Works Co., Inc.	20,897

	Total Common Stocks (Identified Cost $1,796,667)	1,872,302

Affiliated Mutual Funds – 5.9%
3,860	Loomis Sayles Inflation Protected Securities Fund, Class N	40,526
1,774	Loomis Sayles Limited Term Government and Agency Fund, Class N	20,204
6,069	Mirova Global Green Bond Fund, Class N(b)	60,808

	Total Mutual Funds (Identified Cost $121,374)	121,538

Description	Value (†)
Total Investments – 95.8%
(Identified Cost $1,918,041)(a)	$1,993,840
Other assets less liabilities – 4.2%	88,223

Net Assets – 100.0%	$2,082,063

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2017, the net unrealized appreciation on investments based on a cost of $1,918,041 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$96,058
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,259)

Net unrealized appreciation	$75,799

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund for the period ended April 30, 2017, is as follows:

Fund	Beginning Value	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(1)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$40,485	$—	$—	$41	$40,526	$178
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	20,323	119	—	—	20,204	64
Mirova Global Green Bond Fund, Class N	—	60,685	—	—	123	60,808	—

Total	$—	$121,493	$119	$—	$164	$121,538	$242

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,872,302	$—	$—	$1,872,302
Affiliated Mutual Funds	121,538	—	—	121,538

Total	$1,993,840	$—	$—	$1,993,840

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

Internet Software & Services	6.7%
Insurance	6.4
Health Care Equipment & Supplies	6.3
Chemicals	6.2
Affiliated Mutual Funds	5.9
IT Services	5.4
Software	3.9
Pharmaceuticals	3.9
Banks	3.9
Industrial Conglomerates	3.8
Life Sciences Tools & Services	3.6
Electrical Equipment	3.5
Auto Components	2.6
Internet & Direct Marketing Retail	2.4
Capital Markets	2.4
Building Products	2.4
Automobiles	2.3
Diversified Telecommunication Services	2.1
Electric Utilities	2.1
Other Investments, less than 2% each	20.0

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of April 30, 2017 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks – 89.9% of Net Assets
	Aerospace & Defense – 0.1%
44	Arconic, Inc.	$1,202

	Air Freight & Logistics – 0.1%
10	United Parcel Service, Inc., Class B	1,075

	Auto Components – 2.6%
13	BorgWarner, Inc.	550
384	Delphi Automotive PLC	30,873
10	Goodyear Tire & Rubber Co. (The)	362
627	Valeo S.A., Sponsored ADR	22,591

		54,376

	Automobiles – 2.3%
1,084	Byd Co. Ltd., ADR	12,745
193	Ford Motor Co.	2,214
306	Toyota Motor Corp., Sponsored ADR	33,091

		48,050

	Banks – 3.9%
432	Bank of America Corp.	10,083
138	Citigroup, Inc.	8,159
85	Citizens Financial Group, Inc.	3,120
174	Huntington Bancshares, Inc.	2,238
1,181	KBC Group NV, Sponsored ADR	42,469
180	KeyCorp	3,283
482	People’s United Financial, Inc.	8,420
64	Zions Bancorporation	2,562

		80,334

	Beverages – 0.9%
67	Brown-Forman Corp., Class B	3,170
158	Coca-Cola Co. (The)	6,818
4	Dr Pepper Snapple Group, Inc.	367
16	Molson Coors Brewing Co., Class B	1,534
23	Monster Beverage Corp.(b)	1,044
52	PepsiCo, Inc.	5,890

		18,823

	Biotechnology – 1.3%
16	AbbVie, Inc.	1,055
52	Alexion Pharmaceuticals, Inc.(b)	6,644
18	Amgen, Inc.	2,940
4	Biogen, Inc.(b)	1,085
212	Gilead Sciences, Inc.	14,533

		26,257

	Building Products – 2.4%
650	A.O. Smith Corp.	35,022
55	Fortune Brands Home & Security, Inc.	3,506

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – continued
258	Johnson Controls International PLC	$10,725

		49,253

	Capital Markets – 2.4%
7	Affiliated Managers Group, Inc.	1,159
10	Ameriprise Financial, Inc.	1,279
139	Bank of New York Mellon Corp. (The)	6,541
13	BlackRock, Inc.	4,999
25	Charles Schwab Corp. (The)	971
24	CME Group, Inc.	2,789
97	Franklin Resources, Inc.	4,182
36	Goldman Sachs Group, Inc. (The)	8,057
17	Intercontinental Exchange, Inc.	1,023
30	Invesco Ltd.	988
9	Moody’s Corp.	1,065
18	Nasdaq, Inc.	1,240
54	Northern Trust Corp.	4,860
8	S&P Global, Inc.	1,074
45	State Street Corp.	3,775
90	T. Rowe Price Group, Inc.	6,380

		50,382

	Chemicals – 6.2%
14	Air Products & Chemicals, Inc.	1,967
469	Chr. Hansen Holding AS, Sponsored ADR	15,960
59	Dow Chemical Co. (The)	3,705
52	E.I. du Pont de Nemours & Co.	4,147
293	Ecolab, Inc.	37,823
106	International Flavors & Fragrances, Inc.	14,691
247	Novozymes AS, Sponsored ADR	10,673
55	Praxair, Inc.	6,874
1,871	Symrise AG, Sponsored ADR	32,724

		128,564

	Commercial Services & Supplies – 0.1%
65	Pitney Bowes, Inc.	864
10	Stericycle, Inc.(b)	853

		1,717

	Communications Equipment – 0.5%
305	Cisco Systems, Inc.	10,391
13	Motorola Solutions, Inc.	1,118

		11,509

	Construction & Engineering – 0.1%
31	Fluor Corp.	1,591

	Consumer Finance – 0.3%
39	American Express Co.	3,091
33	Navient Corp.	502
62	Synchrony Financial	1,723

		5,316

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.3%
12	Avery Dennison Corp.	$999
39	Ball Corp.	2,999
51	International Paper Co.	2,752

		6,750

	Distributors – 0.0%
9	Genuine Parts Co.	828

	Diversified Consumer Services – 0.0%
15	H&R Block, Inc.	372

	Diversified Telecommunication Services – 2.1%
409	AT&T, Inc.	16,209
1,146	Deutsche Telekom AG, Sponsored ADR	20,110
174	Verizon Communications, Inc.	7,988

		44,307

	Electric Utilities – 2.1%
24	Eversource Energy	1,426
315	NextEra Energy, Inc.	42,071

		43,497

	Electrical Equipment – 3.5%
87	Acuity Brands, Inc.	15,321
456	Eaton Corp. PLC	34,492
802	Vestas Wind Systems AS, Sponsored ADR	22,985

		72,798

	Electronic Equipment, Instruments & Components – 0.1%
17	TE Connectivity Ltd.	1,315

	Food & Staples Retailing – 0.7%
63	CVS Health Corp.	5,194
82	Sysco Corp.	4,335
128	United Natural Foods, Inc.(b)	5,316

		14,845

	Food Products – 1.3%
65	Archer-Daniels-Midland Co.	2,974
13	Campbell Soup Co.	748
54	Conagra Brands, Inc.	2,094
25	General Mills, Inc.	1,438
17	Hormel Foods Corp.	596
12	J.M. Smucker Co. (The)	1,521
37	Kellogg Co.	2,627
56	Kraft Heinz Co. (The)	5,062
27	Mead Johnson Nutrition Co.	2,395
132	Mondelez International, Inc., Class A	5,944
13	Tyson Foods, Inc., Class A	835

		26,234

	Health Care Equipment & Supplies – 6.3%
74	Abbott Laboratories	3,229
64	Baxter International, Inc.	3,564
1,397	Coloplast AS, Sponsored ADR	11,916

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
9	Cooper Cos., Inc. (The)	$1,803
555	Danaher Corp.	46,248
697	Essilor International S.A., Sponsored ADR	45,235
9	Hologic, Inc.(b)	406
227	Medtronic PLC	18,862

		131,263

	Health Care Providers & Services – 1.1%
8	Aetna, Inc.	1,081
4	AmerisourceBergen Corp.	328
23	Anthem, Inc.	4,091
4	Cardinal Health, Inc.	290
7	Centene Corp.(b)	521
20	Cigna Corp.	3,127
25	DaVita, Inc.(b)	1,725
37	Express Scripts Holding Co.(b)	2,270
22	HCA Holdings, Inc.(b)	1,853
5	Humana, Inc.	1,110
2	Laboratory Corp. of America Holdings(b)	280
12	McKesson Corp.	1,660
10	Quest Diagnostics, Inc.	1,055
15	UnitedHealth Group, Inc.	2,623
8	Universal Health Services, Inc., Class B	966

		22,980

	Home Construction – 0.6%
300	Geberit AG, ADR	13,473

	Hotels, Restaurants & Leisure – 0.5%
9	Carnival Corp.	556
59	McDonald’s Corp.	8,256
23	Starbucks Corp.	1,381
6	Wyndham Worldwide Corp.	572

		10,765

	Household Durables – 1.2%
8	Lennar Corp., Class A	404
1,533	Sekisui House Ltd., Sponsored ADR	25,586

		25,990

	Household Products – 0.8%
7	Church & Dwight Co., Inc.	347
11	Clorox Co. (The)	1,470
54	Colgate-Palmolive Co.	3,890
118	Procter & Gamble Co. (The)	10,305

		16,012

	Independent Power & Renewable Electricity Producers – 0.4%
104	Ormat Technologies, Inc.	6,142
85	Pattern Energy Group, Inc.	1,872

		8,014

	Industrial Conglomerates – 3.8%
64	3M Co.	12,533

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
281	General Electric Co.	$8,146
270	Roper Technologies, Inc.	59,049

		79,728

	Insurance – 6.4%
27	Aflac, Inc.	2,022
1,400	AIA Group Ltd., Sponsored ADR	38,976
767	Allianz SE, Sponsored ADR	14,580
63	Hartford Financial Services Group, Inc. (The)	3,047
1,382	Legal & General Group PLC, Sponsored ADR	22,457
113	MetLife, Inc.	5,854
58	Prudential Financial, Inc.	6,208
687	Prudential PLC, Sponsored ADR	30,496
80	Torchmark Corp.	6,137
55	Unum Group	2,548

		132,325

	Internet & Direct Marketing Retail – 2.4%
51	Amazon.com, Inc.(b)	47,175
7	Netflix, Inc.(b)	1,065
1	Priceline Group, Inc. (The)(b)	1,847
7	TripAdvisor, Inc.(b)	315

		50,402

	Internet Software & Services – 6.7%
79	Alphabet, Inc., Class A(b)	73,037
2	Alphabet, Inc., Class C(b)	1,812
20	eBay, Inc.(b)	668
219	Facebook, Inc., Class A(b)	32,905
894	Tencent Holdings Ltd., ADR	28,027
51	Yahoo!, Inc.(b)	2,459

		138,908

	IT Services – 5.4%
8	Accenture PLC, Class A	970
29	Cognizant Technology Solutions Corp., Class A(b)	1,747
17	CSRA, Inc.	494
44	International Business Machines Corp.	7,053
283	MasterCard, Inc., Class A	32,919
24	PayPal Holdings, Inc.(b)	1,145
725	Visa, Inc., Class A	66,134
50	Western Union Co. (The)	993

		111,455

	Leisure Products – 0.0%
10	Hasbro, Inc.	991

	Life Sciences Tools & Services – 3.6%
20	Agilent Technologies, Inc.	1,101
38	Illumina, Inc.(b)	7,025
403	Thermo Fisher Scientific, Inc.	66,628

		74,754

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.8%
53	Caterpillar, Inc.	$5,420
55	Deere & Co.	6,139
23	Flowserve Corp.	1,170
15	Parker Hannifin Corp.	2,412
50	Xylem, Inc.	2,570

		17,711

	Media – 0.8%
17	CBS Corp., Class A	1,143
14	Interpublic Group of Cos., Inc. (The)	330
52	News Corp., Class A	662
4	Omnicom Group, Inc.	329
23	TEGNA, Inc.	586
100	Twenty-First Century Fox, Inc., Class A	3,054
33	Twenty-First Century Fox, Inc., Class B	985
85	Walt Disney Co. (The)	9,826

		16,915

	Multiline Retail – 0.0%
14	Kohl’s Corp.	546
7	Target Corp.	391

		937

	Personal Products – 1.3%
10	Estee Lauder Cos., Inc. (The), Class A	871
499	Unilever NV	26,068

		26,939

	Pharmaceuticals – 3.9%
21	Allergan PLC	5,121
67	Bristol-Myers Squibb Co.	3,755
51	Eli Lilly & Co.	4,185
83	Johnson & Johnson	10,248
107	Merck & Co., Inc.	6,669
59	Mylan NV(b)	2,204
991	Novo Nordisk AS, Sponsored ADR	38,332
279	Pfizer, Inc.	9,464
19	Zoetis, Inc.	1,066

		81,044

	Professional Services – 0.1%
17	Verisk Analytics, Inc.(b)	1,408

	Real Estate Management & Development – 0.1%
55	CBRE Group, Inc., Class A(b)	1,970

	REITs—Apartments – 0.2%
6	AvalonBay Communities, Inc.	1,139
41	Equity Residential	2,648
4	Mid-America Apartment Communities, Inc.	397

		4,184

	REITs—Diversified – 0.7%
92	Crown Castle International Corp.	8,703

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Diversified – continued
9	Digital Realty Trust, Inc.	$1,034
18	Vornado Realty Trust	1,732
86	Weyerhaeuser Co.	2,913

		14,382

	REITs—Health Care – 0.1%
37	HCP, Inc.	1,160
30	Ventas, Inc.	1,920

		3,080

	REITs—Office Property – 0.1%
15	Boston Properties, Inc.	1,899

	REITs—Regional Malls – 0.1%
13	Simon Property Group, Inc.	2,148

	REITs—Specialty & Other – 0.1%
3	Equinix, Inc.	1,253
26	Iron Mountain, Inc.	904

		2,157

	REITs—Storage – 0.1%
15	Public Storage	3,141

	Road & Rail – 0.7%
47	CSX Corp.	2,389
26	Kansas City Southern	2,342
40	Norfolk Southern Corp.	4,700
53	Union Pacific Corp.	5,934

		15,365

	Semiconductors & Semiconductor Equipment – 1.2%
96	ASML Holding NV, (Registered)	12,658
27	First Solar, Inc.(b)	798
194	Intel Corp.	7,013
39	Micron Technology, Inc.(b)	1,079
10	NVIDIA Corp.	1,043
21	QUALCOMM, Inc.	1,128
13	Texas Instruments, Inc.	1,029
6	Xilinx, Inc.	379

		25,127

	Software – 3.9%
210	Ellie Mae, Inc.(b)	21,369
790	Microsoft Corp.	54,083
128	Oracle Corp.	5,755
9	Symantec Corp.	285

		81,492

	Specialty Retail – 0.3%
8	Best Buy Co., Inc.	415
22	Home Depot, Inc. (The)	3,434
14	Lowe’s Cos., Inc.	1,188
38	Staples, Inc.	371

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
7	Tiffany & Co.	$642

		6,050

	Technology Hardware, Storage & Peripherals – 0.5%
40	Apple, Inc.	5,746
25	NetApp, Inc.	996
23	Western Digital Corp.	2,049
131	Xerox Corp.	942

		9,733

	Textiles, Apparel & Luxury Goods – 1.2%
2,408	Cie Financiere Richemont S.A., Sponsored ADR	19,986
36	Hanesbrands, Inc.	785
54	NIKE, Inc., Class B	2,992
6	PVH Corp.	606
7	VF Corp.	383

		24,752

	Trading Companies & Distributors – 0.2%
45	Fastenal Co.	2,011
13	W.W. Grainger, Inc.	2,505

		4,516

	Water Utilities – 1.0%
262	American Water Works Co., Inc.	20,897

	Total Common Stocks (Identified Cost $1,796,667)	1,872,302

Affiliated Mutual Funds – 5.9%
3,859	Loomis Sayles Inflation Protected Securities Fund	40,520
1,774	Loomis Sayles Limited Term Government and Agency Fund	20,202
6,068	Mirova Global Green Bond Fund(b)	60,800

	Total Mutual Funds (Identified Cost $121,358)	121,522

Description	Value (†)
Total Investments – 95.8% (Identified Cost $1,918,025)(a)	$1,993,824
Other assets less liabilities – 4.2%	88,239

Net Assets – 100.0%	$2,082,063

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At April 30, 2017, the net unrealized appreciation on investments based on a cost of $1,918,025 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$96,058
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,259)

Net unrealized appreciation	$75,799

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund for the period ended April 30, 2017, is as follows:

Fund	Beginning Value	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(1)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$40,479	$—	$—	$41	$40,520	$178
Loomis Sayles Limited Term Government and Agency Fund, Class N	—	20,320	118	—	—	20,202	64
Mirova Global Green Bond Fund, Class N	—	60,677	—	—	123	60,800	—

Total	$—	$121,476	$118	$—	$164	$121,522	$242

(1)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•	Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,872,302	$—	$—	$1,872,302
Affiliated Mutual Funds	121,522	—	—	121,522

Total	$1,993,824	$—	$—	$1,993,824

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2017 (Unaudited)

Internet Software & Services	6.7%
Insurance	6.4
Health Care Equipment & Supplies	6.3
Chemicals	6.2
Affiliated Mutual Funds	5.9
IT Services	5.4
Software	3.9
Pharmaceuticals	3.9
Banks	3.9
Industrial Conglomerates	3.8
Life Sciences Tools & Services	3.6
Electrical Equipment	3.5
Auto Components	2.6
Internet & Direct Marketing Retail	2.4
Capital Markets	2.4
Building Products	2.4
Automobiles	2.3
Diversified Telecommunication Services	2.1
Electric Utilities	2.1
Other Investments, less than 2% each	20.0

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 22, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	June 22, 2017